UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22906

                                                         Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                         Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                         Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:            (800)-243-1574

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES—2.5%
Argentine Republic Government International Bond 0.000%, 12/15/35	3,570	EUR	$ 323
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/17	320	BRL	90
Hellenic Republic Government Bond
3.000%, 2/24/23(2)	22	EUR	13
3.000%, 2/24/24(2)	22	EUR	13
3.000%, 2/24/25(2)	22	EUR	13
3.000%, 2/24/26(2)	22	EUR	13
3.000%, 2/24/27(2)	22	EUR	12
3.000%, 2/24/28(2)	22	EUR	12
3.000%, 2/24/29(2)	22	EUR	12
3.000%, 2/24/30(2)	22	EUR	12
3.000%, 2/24/31(2)	22	EUR	12
3.000%, 2/24/32(2)	22	EUR	11
3.000%, 2/24/33(2)	22	EUR	11
3.000%, 2/24/34(2)	22	EUR	11
3.000%, 2/24/35(2)	22	EUR	11
3.000%, 2/24/36(2)	22	EUR	11
3.000%, 2/24/37(2)	22	EUR	11
3.000%, 2/24/38(2)	22	EUR	11
3.000%, 2/24/39(2)	22	EUR	11
3.000%, 2/24/40(2)	22	EUR	11
3.000%, 2/24/41(2)	22	EUR	11
3.000%, 2/24/42(2)	22	EUR	11
Instituto Costarricense de Electricidad RegS 6.375%, 5/15/43(3)	$ 200		167
Kenya Treasury Bonds 144A 1.289%, 4/28/18(2)(4)	250		197

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,217)			1,010

MUNICIPAL BONDS—0.7%

New Jersey—0.2%
Tobacco Settlement Financing Corp. Series 1-A
4.750%, 6/1/34	110		82
5.000%, 6/1/41	15		11

			93

	PAR VALUE	VALUE

Puerto Rico—0.3%
Commonwealth of Puerto Rico, Series A
8.000%, 7/1/35	$105	$ 72
5.000%, 7/1/41	5	3
Puerto Rico Sales Tax Financing Corp. Series A
5.000%, 8/1/46	10	6
0.000%, 8/1/54	330	23

		104

Texas—0.2%
Texas Public Finance Authority 8.250%, 7/1/24	100	100

TOTAL MUNICIPAL BONDS (Identified Cost $309)		297

MORTGAGED-BACKED SECURITIES—0.1%

Non-Agency—0.1%
Great Wolf Trust 15-WFMZ, M 144A 7.175%, 5/15/32(2)(4)	30	30
Wachovia Bank Commercial Mortgage Trust 07-C30, AJ 5.413%, 12/15/43(2)	10	10

		40

TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $40)		40

ASSET-BACKED SECURITIES—0.8%
Cutwater Ltd. CLO 14-1A, C 144A 3.975%, 7/15/26(2)(4)	100	96
THL Credit Wind River CLO Ltd. 14-3A, D 144A 4.345%, 1/22/27(2)(4)	250	248

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $336)		344

CORPORATE BONDS—40.8%

Consumer Discretionary—5.9%
American Achievement Corp. 144A 10.875%, 4/15/16(4)	25	25
APX Group, Inc.
6.375%, 12/1/19	10	10

	PAR VALUE	VALUE

Consumer Discretionary—continued
8.750%, 12/1/20	$180	$ 164
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	70	53
Caesars Entertainment Operating Co., Inc.
9.000%, 2/15/20(5)	210	175
9.000%, 2/15/20(5)	110	91
Chester Downs & Marina LLC / Chester Downs Finance Corp. 144A 9.250%, 2/1/20(4)	135	105
Claire’s Stores, Inc. 8.875%, 3/15/19	95	42
Claire’s Stores, Inc. 144A
9.000%, 3/15/19(4)	50	44
7.750%, 6/1/20(4)	15	5
Cumulus Media Holdings, Inc. 7.750%, 5/1/19	55	48
DISH DBS Corp.
5.000%, 3/15/23	5	5
5.875%, 11/15/24	20	19
Edcon Pty Ltd. RegS 9.500%, 3/1/18(3)	180	141
Grupo Famsa SAB de CV RegS 7.250%, 6/1/20(3)	53	49
Guitar Center, Inc. 144A 6.500%, 4/15/19(4)	55	50
9.625%, 4/15/20(4)	160	128
iHeartCommunications, Inc.
10.000%, 1/15/18	15	12
9.000%, 3/1/21	20	18
iHeartCommunications, Inc. PIK 14.000%, 2/1/21(6)	46	30
JC Penney Corp., Inc. 5.650%, 6/1/20	180	163
Liberty Interactive LLC 8.250%, 2/1/30	90	96
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	140	148
Myriad International Holdings BV 144A 5.500%, 7/21/25(4)	200	203
Nine West Holdings, Inc. 144A 8.250%, 3/15/19(4)	134	80
Radio One, Inc. 144A 9.250%, 2/15/20(4)	80	74

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—continued
Scientific Games International, Inc.
10.000%, 12/1/22	$60	$ 59
Shingle Springs Tribal Gaming Authority 144A
9.750%, 9/1/21(4)	115	127
Sirius XM Radio, Inc. 144A
5.375%, 4/15/25(4)	100	100
Time Warner Cable, Inc.
6.750%, 6/15/39	15	16
5.500%, 9/1/41	20	18
Toys R Us, Inc.
10.375%, 8/15/17	75	61
7.375%, 10/15/18	90	62

		2,421

Consumer Staples—1.9%
Hema Bondco I BV 144A
6.250%, 6/15/19(4)	100	75
Kissner Milling Co., Ltd. 144A
7.250%, 6/1/19(4)	175	175
MHP SA RegS
8.250%, 4/2/20(3)	200	165
New Albertson’s, Inc.
7.750%, 6/15/26	160	158
7.450%, 8/1/29	20	20
8.700%, 5/1/30	5	5
8.000%, 5/1/31	15	15
Rite Aid Corp. 144A
6.125%, 4/1/23(4)	20	21
6.875%, 12/15/28(4)	50	56
SUPERVALU, Inc.
6.750%, 6/1/21	50	51
7.750%, 11/15/22	25	26

		767

Energy—9.1%
Alpha Natural Resources, Inc.
6.000%, 6/1/19	25	1
6.250%, 6/1/21	30	1
American Energy-Permian Basin LLC / AEPB Finance Corp. 144A
7.125%, 11/1/20(4)	50	30
7.375%, 11/1/21(4)	19	11
Basic Energy Services, Inc.
7.750%, 2/15/19	60	45
7.750%, 10/15/22	30	22

	PAR VALUE	VALUE

Energy—continued
Berau Capital Resources Pte, Ltd. RegS 12.500%, 7/8/15(3)	$100	$64
Berau Coal Energy Tbk PT RegS 7.250%, 3/13/17(3)	200	122
Bumi Capital Pte, Ltd. RegS 12.000%, 11/10/16(3)(5)	300	83
Bumi Investment Pte, Ltd. RegS 10.750%, 10/6/17(3)(5)	780	218
Citgo Holding, Inc. 144A 10.750%, 2/15/20(4)	65	67
EDC Finance, Ltd. RegS 4.875%, 4/17/20(3)	200	180
Energy Transfer Equity LP 5.875%, 1/15/24	75	77
EXCO Resources, Inc. 8.500%, 4/15/22	30	11
Forbes Energy Services Ltd. 9.000%, 6/15/19	530	391
Jupiter Resources, Inc. 144A 8.500%, 10/1/22(4)	95	65
Kosmos Energy, Ltd. 144A 7.875%, 8/1/21(4)	40	37
MEG Energy Corp. 144A 7.000%, 3/31/24(4)	55	51
Memorial Production Partners LP / Memorial Production Finance Corp.
7.625%, 5/1/21	25	21
6.875%, 8/1/22	35	28
Murray Energy Corp. 144A 11.250%, 4/15/21(4)	75	46
Pacific Drilling SA 144A 5.375%, 6/1/20(4)	50	39
Pacific Drilling V, Ltd. 144A 7.250%, 12/1/17(4)	428	366
Pacific Rubiales Energy Corp. 144A 5.625%, 1/19/25(4)	100	63

	PAR VALUE	VALUE

Energy — continued
Pacific Rubiales Energy Corp. RegS 5.375%, 1/26/19(3)	$100	$71
Parker Drilling Co. 6.750%, 7/15/22	80	66
Petroleos de Venezuela SA 5.250%, 4/12/17	396	193
Petroleos de Venezuela SA RegS
9.000%, 11/17/21(3)	133	54
12.750%, 2/17/22(3)	65	31
Rockies Express Pipeline LLC 144A 6.000%, 1/15/19(4)	75	77
Sabine Pass Liquefaction LLC 5.625%, 4/15/23	300	302
Sabine Pass Liquefaction LLC 144A 5.625%, 3/1/25(4)	15	15
SandRidge Energy, Inc. 7.500%, 2/15/23	90	28
Sanjel Corp. 144A 7.500%, 6/19/19(4)	450	326
Seitel, Inc. 9.500%, 4/15/19	470	428
YPF SA RegS 8.750%, 4/4/24(3)	120	119

		3,749

Financials—3.6%
Ardshinbank CJSC via Dilijan Finance BV 144A 12.000%, 7/29/20(4)(7)	200	199
Banco do Brasil SA RegS 6.250%, 10/29/49(2)(3)	200	136
Credit Acceptance Corp. 6.125%, 2/15/21	40	41
Credit Acceptance Corp. 144A 7.375%, 3/15/23(4)	10	10
Earls Thirteen Ltd. 144A 5.439%, 4/28/18(4)(8)	147	147
Genworth Holdings, Inc.
7.200%, 2/15/21	10	11
7.625%, 9/24/21	25	27
6.500%, 6/15/34	15	13
6.150%, 11/15/66(2)	25	15

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Financials—continued
Global Cash Access, Inc. 144A 10.000%, 1/15/22(4)	$250	$ 245
Greektown Holdings LLC/Greektown Mothership Corp. 144A 8.875%, 3/15/19(4)	374	398
Kennedy-Wilson, Inc. 5.875%, 4/1/24	50	50
Ocwen Financial Corp. 144A 7.125%, 5/15/19(4)	40	38
Ukreximbank Via Biz Finance PLC 144A 9.750%, 1/22/25(4)(7)	200	158

		1,488

Health Care—0.4%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.750%, 1/15/18	65	54
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(4)	20	21
Immucor, Inc. 11.125%, 8/15/19	30	32
Kindred Healthcare, Inc. 144A 8.000%, 1/15/20(4)	50	54

		161

Industrials—7.8%
Cenveo Corp. 144A
6.000%, 8/1/19(4)	25	23
8.500%, 9/15/22(4)	60	48
Gol LuxCo SA RegS 8.875%, 1/24/22(3)	200	162
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(4)	85	77
Lansing Trade Group LLC / Lansing Finance Co., Inc. 144A 9.250%, 2/15/19(4)	583	573
Michael Baker International LLC / CDL Acquisition Co., Inc. 144A 8.250%, 10/15/18(4)	362	351
Monitronics International, Inc.

	PAR VALUE		VALUE

Industrials—continued
9.125%, 4/1/20	$160		$ 156
Navigator Holdings Ltd. 144A 9.000%, 12/18/17(4)	472		499
OAS Finance, Ltd. RegS 8.000%, 7/2/21(3)(5)	400		74
Red de Carreteras de Occidente SAPIB de CV RegS 9.000%, 6/10/28(3)	2,000	MXN	123
Ridgebury Crude Tankers LLC 144A 7.625%, 3/20/17(4)	246		255
ServiceMaster Co., LLC (The) 7.450%, 8/15/27	50		50
Tervita Corp. 144A 8.000%, 11/15/18(4)	442		391
Titan International, Inc. 6.875%, 10/1/20	519		461

			3,243

Information Technology—0.7%
Advanced Micro Devices, Inc.
6.750%, 3/1/19	118		86
7.750%, 8/1/20	10		7
7.000%, 7/1/24	140		94
Aegis Merger Sub, Inc. 144A 10.250%, 2/15/23(4)	10		10
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(4)	95		75
Boxer Parent Co., Inc. PIK 144A 9.000%, 10/15/19(4)(9)	50		33

			305

Materials—5.3%
Aruba Investments, Inc. 144A 8.750%, 2/15/23(4)	35		36
Cimento Tupi SA 144A 9.750%, 5/11/18(4)(5)	60		27
Cimento Tupi SA RegS 9.750%, 5/11/18(3)(5)	41		19
Cornerstone Chemical Co. 144A 9.375%, 3/15/18(4)	85		89
Ferrexpo Finance PLC RegS 10.375%, 4/7/19(3)	130		112

	PAR VALUE	VALUE

Materials—continued
Freeport-McMoRan, Inc. 4.550%, 11/14/24	$19	$ 16
Gold Fields Orogen Holding BVI Ltd. RegS 4.875%, 10/7/20(3)	200	174
Hexion, Inc.
6.625%, 4/15/20	60	55
10.000%, 4/15/20	45	46
IAMGOLD Corp. 144A 6.750%, 10/1/20(4)	115	85
Magnesita Refractories Co. RegS 7.875%, 3/30/20(3)	100	99
Metinvest BV RegS 8.750%, 2/14/18(3)	200	118
NTRP Via Interpipe, Ltd. 10.250%, 8/2/17(5)(7)	200	53
Optima Specialty Steel, Inc. 144A 12.500%, 12/15/16(4)	812	814
Petra Diamonds US Treasury PLC 144A 8.250%, 5/31/20(4)	200	204
Rain CII Carbon LLC / CII Carbon Corp. 144A 8.250%, 1/15/21(4)	130	128
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(4)	110	108

		2,183

Telecommunication Services—4.9%
Avanti Communications Group PLC 144A 10.000%, 10/1/19(4)	642	607
Axtel SAB de CV RegS 9.000%, 1/31/20(2)(3)	180	178
Frontier Communications Corp. 7.625%, 4/15/24	50	46
Intelsat Luxembourg SA 7.750%, 6/1/21	90	72
Sable Intl Finance, Ltd. 144A 6.875%, 8/1/22(4)	200	197
Sprint Capital Corp.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Telecommunication Services—continued
6.875%, 11/15/28	$70	$60
8.750%, 3/15/32	60	57
Sprint Corp. 7.625%, 2/15/25	25	23
Trilogy International Partners LLC / Trilogy International Finance, Inc. 144A 10.250%, 8/15/16(4)	790	777

		2,017

Utilities—1.2%
AES El Salvador Trust II RegS 6.750%, 3/28/23(3)	200	191
Dynegy, Inc. 144A
7.375%, 11/1/22(4)	60	63
7.625%, 11/1/24(4)	35	36
GenOn Americas Generation LLC 9.125%, 5/1/31	125	113
Illinois Power Generating Co. 6.300%, 4/1/20	35	32
Terraform Global Operating LLC 144A 9.750%, 8/15/22(4)	70	70

		505

TOTAL CORPORATE BONDS (Identified Cost $17,920)		16,839

LOAN AGREEMENTS—10.4%

Consumer Discretionary—3.1%
Adria Topco B.V. 9.000%, 6/17/19	1	1
AMF Bowling Centers, Inc. Term Loan B 7.250%, 9/18/21	50	50
Ascena Retail Group, Inc. Term Loan B 0.000%, 7/29/22(10)	65	64
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.), Term Loan B-6 0.000%, 3/1/17(10)(11)	55	49
Gymboree Corp., The 5.000%, 2/23/18	65	47

	PAR VALUE	VALUE

Consumer Discretionary—continued
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) Tranche D 6.940%, 1/30/19	$190	$ 175
Indra Holdings Corp. First Lien 5.250%, 5/1/21	35	34
Mashantucket Peqout, Term Loan A 0.000%, 7/1/18(10)	160	126
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.) First Lien Term Loan B 6.750%, 8/13/21	65	64
Mohegan Tribal Gaming Authority Term Loan B 5.500%, 6/15/18	79	79
Nine West Holdings, Inc.
0.000%, 10/8/19(10)	15	13
6.250%, 1/8/20	70	48
Red Lobster Management LLC First Lien 6.250%, 7/28/21	74	75
SK Spice S.A.R.L, Term Loan B 0.000%, 5/1/20(10)	35	38
Toys ’R’ US (Canada) Ltd. 8.250%, 10/24/19	38	38
Toys ’R’ US-Delaware, Inc. 0.000%, 10/24/19	47	47
Toys ’R’ US-Delaware, Inc. Term Loan B-4 9.750%, 4/24/20	110	101
Tribune Publishing Co. 5.750%, 8/4/21	101	102
Visant Corp. (fka Jostens) 7.000%, 9/23/21	50	48
Wilton Brands LLC (fka Wilton Brands, Inc.) Tranche B 7.500%, 8/30/18	99	97

		1,296

	PAR VALUE	VALUE

Consumer Staples—0.8%
North Atlantic Trading Co, Inc. First Lien 8.083%, 1/13/20	$291	$ 289
Vogue International LLC Tranche B 5.750%, 2/14/20	25	25

		314

Energy—0.7%
KCA Deutag US Finance LLC (KCA Deutag GMBH) 6.250%, 5/16/20	35	29
Longview Power, LLC Term Loan B Advance 7.000%, 4/13/21	105	106
Murray Energy Corp., Term Loan B-2 7.500%, 4/16/20	100	83
Preferred Proppants, LLC 6.750%, 7/27/20	79	62

		280

Financials—1.2%
Alinta Energy Finance Pty Limited Delayed Draw 0.000%, 8/13/18(10)	3	3
Alinta Energy Finance Pty Limited, Term Loan B 0.000%, 8/13/19(10)	47	47
Omnitracs, LLC (Coronado Holdings, LLC), Second Lien 8.750%, 5/25/21	442	437
Walter Investment Management Corp., Tranche B 4.750%, 12/18/20	35	34

		521

Health Care—1.2%
American Pacific Corp. 7.000%, 2/27/19	233	235
Lantheus Medical Imaging 7.000%, 6/30/22	60	59

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Health Care—continued
Millennium Health, LLC (fka Millennium Laboratories, LLC) Tranche B 5.250%, 4/16/21	$55	$23
New MMI, Inc., Term Loan B 0.000%, 1/31/20(10)	105	97
Onex Carestream Finance LP, Second Lien 9.500%, 12/7/19	105	105

		519

Industrials—0.3%
Koosharem, LLC 7.500%, 5/16/20	69	69
NN, Inc. 6.000%, 8/27/21	21	21
Photonis Technologies SAS First Lien 8.500%, 9/18/19	35	33

		123

Information Technology—1.3%
BMC Software Finance, Inc. 5.000%, 9/10/20	48	44
GTCR Valor Companies, Inc. First Lien 6.000%, 5/30/21	55	54
Lanyon Solutions, Inc. (Lanyon, Inc.) Second Lien 9.500%, 11/15/21	440	423

		521

Materials—0.5%
Albaugh, LLC 6.000%, 5/31/21	71	72
AZ Chem US Inc. First Lien 4.500%, 6/11/21	90	91
Styrolution US Holding LLC First Lien Tranche B-1 6.500%, 11/7/19	50	50

		213

Utilities—1.3%
Empire Generating Co, LLC Advance Term Loan B 5.250%, 3/12/21	75	71

	PAR VALUE		VALUE

Utilities—continued
Empire Generating Co, LLC Advance Term Loan C 5.250%, 3/12/21	$5		$5
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.) 4.250%, 6/19/16	75		76
Moxie Patriot LLC Construction B-1 Advances 6.750%, 12/19/20	75		75
Panda Temple Power, LLC Advance 7.250%, 3/6/22	55		53
Texas Competitive Electric Holdings Company, LLC (TXU) 2014 Term Loan 4.673%, 10/10/15(11)	385		195
Texas Competitive Electric Holdings Company, LLC (TXU) 2017 Term Loan 4.673%, 10/10/17(11)	90		46

			521

TOTAL LOAN AGREEMENTS
(Identified Cost $4,644)			4,308

CONVERTIBLE BONDS—0.5%

Consumer Discretionary—0.1%
Liberty Interactive LLC 3.750%, 2/15/30	81		49

Energy—0.0%
Alpha Natural Resources, Inc. 3.750%, 12/15/17	40		2

Financials—0.4%
Bank of New York Mellon Luxembourg SA/The 4.545%, 12/15/50(2)	200	EUR	141

TOTAL CONVERTIBLE BONDS
(Identified Cost $264)			192

	SHARES	VALUE

PREFERRED STOCK—0.2%

Financials—0.2%
Capital One Financial Corp. Series B 6.000%	1,791	$45
JPMorgan Chase & Co. Series P 6.375%	1,074	26
Regions Financial Corp. Series A 5.450%	1,163	30

		101

TOTAL PREFERRED STOCK
(Identified Cost $95)		101

COMMON STOCKS—11.0%

Consumer Discretionary—1.1%
Grendene SA	5,500	29
Kohl’s Corp.	702	43
RTL Group SA	661	60
Sands China Ltd.	21,200	93
Societe Television Francaise 1	5,604	97
Viacom, Inc. Class B	507	29
Vivendi SA	2,167	57
Wynn Macau Ltd.	30,400	63

		471

Consumer Staples—0.5%
Ambev SA	5,100	29
Asaleo Care, Ltd.	27,223	34
Japan Tobacco, Inc.	1,600	62
Natura Cosmeticos SA	3,400	25
Procter & Gamble Co. (The)	681	52

		202

Energy—2.4%
Amec Foster Wheeler PLC	2,806	36
China Shenhua Energy Co. Ltd.	13,500	26
ConocoPhillips	2,233	112
Eni SpA	3,070	54
EnLink Midstream LLC	187	5
Exterran Holdings, Inc.	1,218	30
Gaslog Ltd.	2,048	32
Gaztransport Et Technigaz SA	506	31
Kinder Morgan, Inc.	3,164	110
ONEOK, Inc.	1,461	55
Phillips 66	255	20
SemGroup Corp. Class A	1,362	97

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

	SHARES	VALUE

Energy—continued
Targa Resources Corp.	1,132	$ 100
Total SA	1,834	91
TransCanada Corp.	481	19
Williams Cos, Inc. (The)	3,114	163

		981

Exchange Traded Funds—0.1%
iShares MSCI Mexico Capped ETF	990	56

Financials—2.4%
Agricultural Bank of China Ltd.	187,000	84
Alaris Royalty Corp.	1,573	36
Artisan Partners Asset Management, Inc. Class A	1,377	66
AXA SA	2,743	72
Banco do Brasil SA	7,800	50
BOC Hong Kong Holdings, Ltd.	11,000	44
Cembra Money Bank AG	863	52
China Construction Bank Corp.	95,000	78
Industrial & Commercial Bank of China Ltd.	38,000	26
Krung Thai Bank PCL	45,300	22
Mediolanum SpA	4,131	33
PacWest Bancorp	3,191	148
People’s United Financial, Inc.	4,334	71
Pruksa Real Estate PCL	30,800	21
St James’s Place PLC	3,117	48
Swedbank AB, Class A	2,872	67
UBM PLC	4,336	36
UNIQA Insurance Group AG	4,443	42

		996

Health Care—0.2%
Pfizer, Inc.	1,955	70

Industrials—0.9%
bpost SA	1,265	36
Macquarie Infrastructure Co. LLC	1,959	166
Rexel SA	5,531	87
Transurban Group	4,742	35
Yumeshin Holdings Co., Ltd.	4,900	32

		356

	SHARES	VALUE

Information Technology—1.4%
Chicony Electronics Co., Ltd.	12,000	$ 31
Cisco Systems, Inc.	4,199	119
Hon Hai Precision Industry Co., Ltd.	14,000	40
International Business Machines Corp.	280	45
Maxim Integrated Products, Inc.	1,052	36
QUALCOMM, Inc.	536	35
Radiant Opto-Electronics Corp.	13,000	39
Seagate Technology PLC	841	43
Siliconware Precision Industries Co. ADR	16,863	96
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,452	98

		582

Materials—0.4%
Anglo American PLC	5,602	71
International Paper Co.	1,232	59
Tronox Ltd.	3,306	36

		166

Telecommunication Services—1.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	73,271	135
CenturyLink, Inc.	1,624	47
Mobile Telesystems OJSC ADR	5,031	41
Telenor ASA	1,980	43
Vodacom Group Ltd.	6,434	75
Vodafone Group PLC	27,215	103

		444

Utilities—0.5%
DUET Group	24,480	39
Huaneng Power International, Inc.	24,000	29
Infinis Energy PLC	19,457	43
Pattern Energy Group, Inc.	1,954	48
Snam SpA	7,450	37

		196

TOTAL COMMON STOCKS (Identified Cost $5,064)		4,520

	SHARES	VALUE

MASTER LIMITED PARTNERSHIPS—13.9%

Electric-Generation—0.0%
8Point3 Energy Partners LP(12)	166	$ 2

Energy—0.4%
Columbia Pipeline Partners LP	1,828	43
Golar LNG Partners LP	163	3
Tallgrass Energy Partners LP	1,277	59
VTTI Energy Partners LP	1,723	40

		145

Gas-Distribution—0.1%
AmeriGas Partners LP	734	34

Gas-Transportation—0.1%
PBF Logistics LP	1,111	26
Western Gas Equity Partners LP	534	31

		57

Oil & Gas Equipment & Services—0.0%
USA Compression Partners LP	32	1

Oil Components-Exploration and Production—0.5%
Antero Midstream Partners LP	2,946	79
EQT GP Holdings LP(12)	512	17
Summit Midstream Partners LP	3,852	115

		211

Oil-Field Services—0.7%
CrossAmerica Partners LP(13)	3,134	88
Exterran Partners LP	5,159	106
Rice Midstream Partners LP	4,741	79

		273

Pipelines—12.0%
Boardwalk Pipeline Partners LP	2,258	31
Buckeye Partners LP	4,617	346
Cheniere Energy Partners LP	2,283	69
Cone Midstream Partners LP	710	11
Crestwood Midstream Partners LP	1,424	14

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

	SHARES	VALUE

Pipelines—continued
DCP Midstream Partners LP	1,042	$32
Dominion Midstream Partners LP(12)	1,037	36
Energy Transfer Equity LP	18,468	556
Energy Transfer Partners LP	9,972	511
Enterprise Products Partners LP(13)	27,112	768
EQT Midstream Partners LP	1,378	109
Genesis Energy LP	1,408	62
Magellan Midstream Partners LP(13)	5,320	375
MarkWest Energy Partners LP	4,101	268
MPLX LP	639	36
NGL Energy Partners LP	5,017	139
NuStar Energy LP	1,997	113
ONEOK Partners LP	2,673	87
PennTex Midstream Partners LP(12)	1,959	34
Plains All American Pipeline LP	9,769	408
Plains GP Holdings LP Class A	7,451	191
Shell Midstream Partners LP(13)	3,575	152
Sunoco Logistics Partners LP	2,746	103
Tallgrass Energy Partners LP	1,033	31
Targa Resources Partners LP	2,141	80
Tesoro Logistics LP	4,048	212
Williams Partners LP	3,955	182

		4,956

Transportation-Marine—0.1%
Teekay LNG Partners Ltd.	1,870	51

TOTAL MASTER LIMITED PARTNERSHIPS
(Identified Cost $5,974)		5,730

REAL ESTATE INVESTMENT TRUSTS—13.8%

Apartments—2.6%
AvalonBay Communities, Inc.	2,148	370
Camden Property Trust	3,399	271
Equity Residential	5,708	427

		1,068

	SHARES	VALUE

Diversified—0.7%
Digital Realty Trust, Inc.	266	$17
DuPont Fabros Technology, Inc.	705	21
Fibra Uno Administracion SA de CV	18,400	44
Lexington Realty Trust	3,966	34
Vornado Realty Trust	1,894	185

		301

Freestanding—0.1%
Spirit Realty Capital, Inc.	4,901	50

Health Care—1.1%
HCP, Inc.	753	29
Health Care REIT, Inc.	1,428	99
Medical Properties Trust, Inc.	2,299	31
Senior Housing Properties Trust	2,714	47
Ventas, Inc.	3,748	252

		458

Industrial—0.6%
Prologis, Inc.	5,472	222
Terreno Realty Corp.	1,230	26

		248

Infrastructure—1.2%
American Tower Corp.	5,341	508

Lodging/Resort—0.8%
LaSalle Hotel Properties	5,187	172
RLJ Lodging Trust	3,343	100
Sunstone Hotel Investors, Inc.	4,753	67

		339

Mixed—0.3%
Duke Realty Corp.	5,628	113

Mortgage—0.3%
Blackstone Mortgage Trust, Inc. Class A	3,831	112

Office—1.6%
BioMed Realty Trust, Inc.	4,565	98
Boston Properties, Inc.	1,724	213
Corporate Office Properties Trust	2,304	53
Hudson Pacific Properties, Inc.	2,229	69

	SHARES	VALUE

Office—continued
Mack-Cali Realty Corp.	1,016	$21
New York REIT, Inc.	5,185	54
Paramount Group, Inc.	3,949	71
SL Green Realty Corp.	724	83

		662

Regional Malls—2.5%
CBL & Associates Properties, Inc.	7,492	122
General Growth Properties, Inc.	3,347	91
Simon Property Group, Inc.	3,644	682
Taubman Centers, Inc.	1,924	144

		1,039

Self Storage—0.8%
Public Storage	1,536	315

Shopping Centers—0.7%
Acadia Realty Trust	397	13
Brixmor Property Group, Inc.	2,704	66
Federal Realty Investment Trust	1,001	137
Ramco-Gershenson Properties Trust	2,427	41
Retail Properties of America, Inc. Class A	2,455	36

		293

Timber—0.5%
Weyerhaeuser Co.	6,094	187

Warehouse/Industrial—0.0%
EastGroup Properties, Inc.	329	20

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Identified Cost $5,454)		5,713

	CONTRACTS

PURCHASED OPTIONS—0.0%

Call Options—0.0%
EUR/USD and EUR/ILS Dual Currency Call 6,000 Expiring 10/27/15 Strike Price $4.2083	60,000	2

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

	CONTRACTS	VALUE
Put Options—0.0%
Markit CDX North American High Yield Index Expiring 09/16/15 Strike Price $103	100	$6

TOTAL PURCHASED OPTIONS
(Identified Cost $15)		8

TOTAL LONG TERM INVESTMENTS — 94.7%
(Identified Cost $41,332)		39,102

	SHARES

SHORT-TERM INVESTMENTS—7.1%

Money Market Mutual Funds—7.1%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	2,913,414	2,913

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,913)		2,913

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 101.8%
(Identified Cost $44,245)		42,015	(1)

SECURITIES SOLD SHORT—(2.1)%

Exchange Traded Funds—(2.1)%
Energy Select Sector SPDR Fund	(607)	(42)
SPDR S&P 500 ETF Trust	(3,756)	(791)
SPDR S&P Oil & Gas Exploration & Production ETF	(834)	(32)

		(865)

TOTAL SECURITIES SOLD SHORT
(Proceeds $875)		(865	)(1)

VALUE

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT — 99.7%
(Identified Cost $43,370)	$41,150
Other assets and liabilities, net — 0.3%	121

NET ASSETS — 100.0%	$41,271

Footnote Legend:

(1)      Federal Income Tax Information: For tax information at July 31, 2015, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments.

(2)      Variable or step coupon security; interest rate shown reflects the rate in effect at July 31, 2015.

(3)      Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(4)      Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities amounted to a value of $9,879 or 23.9% of net assets.

(5)      Security in default.

(6)      86% of the income received was in cash and 14% in PIK.

(7)      This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)      Illiquid security.

(9)      100% of the income received was in cash and 0% in PIK.

(10)     This loan will settle after July 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(11)     Security in default, interest payments are being received during the bankruptcy proceedings.

(12)     Non-income producing.

(13)     All or a portion segregated as collateral for securities sold short.

Abbreviations:
ADR	American Depositary Receipt
CBT	Chicago Board of Trade
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment in Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trusts
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Foreign Currencies:
BRL	Brazilian Real
EUR	European Currency Unit
ILS	Israeli New Shekel
INR	Indian Rupee
MXN	Mexican Peso
USD	United States Dollar

Country Weightings (Unaudited)†
United States	71%
Canada	3
United Kingdom	3
Luxembourg	3
Cayman Islands	2
Marshall Islands	2
Netherlands	2
Other	14
Total	100%
†% of total investments, net of securities sold short, as of July 31, 2015

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

Futures contracts as of July 31, 2015 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)

U.S. 5 Year Treasury Note (CBT)	October 2015	(14)	$ (1,678)	$ (7)

Total				$ (7)

Forward foreign currency exchange contracts as of July 31, 2015 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	28	USD	31	The Bank Of New York	9/15/15	$ — (a)
EUR	14	USD	15	The Bank Of New York	9/15/15	— (a)
INR	16,342	USD	250	JPMorgan Chase Bank N.A.	12/11/15	(2)
INR	5,264	USD	80	JPMorgan Chase Bank N.A.	12/11/15	— (a)
USD	95	EUR	84	The Bank Of New York	9/15/15	3
USD	30	EUR	27	The Bank Of New York	9/15/15	1
USD	285	EUR	265	JPMorgan Chase Bank N.A.	10/02/15	(6)
USD	364	EUR	330	JPMorgan Chase Bank N.A.	7/25/16	(1)
USD	145	EUR	136	JPMorgan Chase Bank N.A.	9/16/16	(6)

Total						$ (11)

Footnote Legend:

(a)	Amount is less than $500.

Over-the-counter total return swap outstanding as of July 31, 2015 were as follows:

Reference Entity	Floating Rate(a)	Counterparty#	Expiration Date	Notional Amount		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

IBoxx Liquid High Yield Index	2-month LIBOR	JPMorgan Chase Bank N.A.	9/21/15	383	USD	$ —(b)	$ —	$ —	(b)
IBoxx Liquid High Yield Index	3-month LIBOR	JPMorgan Chase Bank N.A.	9/21/15	82	USD	1	—	1

Total						$ 1	$ —	$ 1

Footnote Legend:

(a)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(b)	Amount is less than $500.
#	May be comprised of multiple contracts with the same counterparty, floating rate and expiration date.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Concluded)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of July 31, 2015 (See Security Valuation Note 2B in the Notes to Financial Statements):

	Total Value at July 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets:
Debt Securities:
Foreign Government Securities	$ 1,010	$ —	$ 813	$ 197
Municipal Bonds	297	—	297	—
Mortgaged-Backed Securities	40	—	40	—
Asset-Backed Securities	344	—	344	—
Corporate Bonds	16,839	—	16,692	147
Loan Agreements	4,308	—	4,308	—
Convertible Bonds	192	—	192	—
Equity Securities:
Preferred Stock	101	101	—	—
Common Stocks	4,520	4,520	—	—
Master Limited Partnerships	5,730	5,730	—	—
Real Estate Investment Trusts	5,713	5,713	—	—
Short-Term Investments	2,913	2,913	—	—
Purchased Options	8	6	2	—
Forward Foreign Currency Exchange Contracts	4	—	4	—
Over-the-Counter Total Return Swap	1	—	1	—

Total Assets	42,020	18,983	22,693	344

Liabilities:
Securities Sold Short	(865)	(865)	—	—
Futures Contracts	(7)	(7)	—	—
Forward Foreign Currency Exchange Contracts	(15)	—	(15)	—

Total Liabilities	$ (887)	$ (872)	$ (15)	$ —

There were no transfers between level 1 and 2 related to securities held at July 31, 2015.

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value:

	Total	Foreign Government Securities	Corporate Bonds
Investments in Securities
Balance as of October 31, 2014	$ 386	$ 237	$149
Accrued discount/(premium)	— (a)	— (a)	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(b)	(40)	(40)	— (a)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3(c)	—	—	—
Transfers from Level 3(c)	—	—	—
Paydowns	(2)	—	(2)

Balance as of July 31, 2015	$ 344	$ 197 (d)	$147 (d)

Footnote Legend:

(a)	Amount is less than $500.
(b)	The change in unrealized appreciation (depreciation) on investments still held as of July 31, 2015 was $(39).
(c)	“Transfers into and/or from” represent the ending value as of July 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

None of the securities in this table are internally fair valued.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—20.5%

Agency—4.1%
FFCB 0.300%, 11/7/16(2)	$600	$ 601
FHLB
0.000%, 5/20/16	100	100
0.400%, 6/17/16	100	100
0.310%, 11/7/16(2)	500	500

		1,301

Non-Agency—16.4%
United States Treasury Inflation Indexed Bonds
0.250%, 1/15/25	4,017	3,931
1.375%, 2/15/44	1,020	1,104
United States Treasury Note/Bond 0.750%, 4/15/18	200	199

		5,234

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $6,549)		6,535

MUNICIPAL BONDS—0.5%

New Jersey—0.2%
Tobacco Settlement Financing Corp. Series 1-A
4.750%, 6/1/34	70	52
5.000%, 6/1/41	10	8

		60

Puerto Rico—0.1%
Commonwealth of Puerto Rico, Series A
5.000%, 7/1/41	5	3
Puerto Rico Sales Tax Financing Corp. Series A
5.000%, 8/1/46	5	3
0.000%, 8/1/54	210	14

		20

Texas—0.2%
Texas Public Finance Authority 8.250%, 7/1/24	65	65

TOTAL MUNICIPAL BONDS
(Identified Cost $152)		145

	PAR VALUE	VALUE

MORTGAGED-BACKED SECURITIES—0.1%

Non-Agency—0.1%
Great Wolf Trust 15-WFMZ, M 144A 7.175%, 5/15/32(2)(3)	$20	$ 20

TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $20)		20

ASSET-BACKED SECURITIES—0.4%
Cutwater Ltd. CLO 14-1A, C 144A 3.975%, 7/15/26(2)(3)	100	96
Gallatin CLO VII Ltd. 14-1A, E 144A 5.959%, 7/15/23(2)(3)	25	24

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $119)		120

CORPORATE BONDS—13.1%

Consumer Discretionary—4.1%
American Achievement Corp. 144A 10.875%, 4/15/16(3)	15	15
APX Group, Inc.
6.375%, 12/1/19	15	15
8.750%, 12/1/20	105	96
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	45	34
Caesars Entertainment Operating Co., Inc.
9.000%, 2/15/20(4)	140	117
9.000%, 2/15/20(4)	70	58
Chester Downs & Marina LLC / Chester Downs Finance Corp. 144A 9.250%, 2/1/20(3)	65	50
Claire’s Stores, Inc. 8.875%, 3/15/19	62	27
Claire’s Stores, Inc. 144A
9.000%, 3/15/19(3)	15	13
7.750%, 6/1/20(3)	10	4
Cumulus Media Holdings, Inc. 7.750%, 5/1/19	35	31
DISH DBS Corp. 5.875%, 11/15/24	15	15
Guitar Center, Inc. 144A
6.500%, 4/15/19(3)	35	32
9.625%, 4/15/20(3)	105	84

	PAR VALUE	VALUE

Consumer Discretionary—continued
iHeartCommunications, Inc.
10.000%, 1/15/18	$20	$ 16
9.000%, 3/1/21	20	18
iHeartCommunications, Inc. PIK Interest Capitalization 14.000%, 2/1/21(5)	20	14
JC Penney Corp., Inc. 5.650%, 6/1/20	115	104
Liberty Interactive LLC 8.250%, 2/1/30	55	58
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	110	116
Nine West Holdings, Inc. 144A 8.250%, 3/15/19(3)	90	54
Radio One, Inc. 144A 9.250%, 2/15/20(3)	45	41
Scientific Games International, Inc. 10.000%, 12/1/22	45	44
Shingle Springs Tribal Gaming Authority 144A 9.750%, 9/1/21(3)	75	83
Sirius XM Radio, Inc. 144A 5.375%, 4/15/25(3)	65	65
Time Warner Cable, Inc.
6.750%, 6/15/39	10	10
5.500%, 9/1/41	10	9
Toys R Us, Inc.
10.375%, 8/15/17	50	41
7.375%, 10/15/18	60	41

		1,305

Consumer Staples—0.7%
New Albertson’s, Inc.
7.750%, 6/15/26	100	99
7.450%, 8/1/29	10	10
8.700%, 5/1/30	5	5
8.000%, 5/1/31	10	10
Rite Aid Corp. 144A
6.125%, 4/1/23(3)	30	31
6.875%, 12/15/28(3)	15	17
SUPERVALU, Inc.
6.750%, 6/1/21	30	31
7.750%, 11/15/22	20	21

		224

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—2.2%
Alpha Natural Resources, Inc.
6.000%, 6/1/19	$15	$ 1
6.250%, 6/1/21	15	1
American Energy-Permian Basin LLC / AEPB Finance Corp. 144A
7.125%, 11/1/20(3)	35	21
7.375%, 11/1/21(3)	5	3
Basic Energy Services, Inc.
7.750%, 2/15/19	30	23
7.750%, 10/15/22	20	15
Citgo Holding, Inc. 144A 10.750%, 2/15/20(3)	40	41
Energy Transfer Equity LP 5.875%, 1/15/24	50	51
EXCO Resources, Inc. 8.500%, 4/15/22	15	5
Jupiter Resources, Inc. 144A 8.500%, 10/1/22(3)	60	41
Kosmos Energy, Ltd. 144A 7.875%, 8/1/21(3)	25	23
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	35	32
Memorial Production Partners LP / Memorial Production Finance Corp.
7.625%, 5/1/21	20	17
6.875%, 8/1/22	20	16
Murray Energy Corp. 144A 11.250%, 4/15/21(3)	50	31
Pacific Drilling SA 144A 5.375%, 6/1/20(3)	50	39
Parker Drilling Co. 6.750%, 7/15/22	50	41
PBF Logistics LP / PBF Logistics Finance Corp. 144A 6.875%, 5/15/23(3)	55	55
Rockies Express Pipeline LLC 144A 6.000%, 1/15/19(3)	45	46

	PAR VALUE	VALUE

Energy—continued
Sabine Pass Liquefaction LLC 5.625%, 4/15/23	$190	$ 191
Sabine Pass Liquefaction LLC 144A 5.625%, 3/1/25(3)	10	10
SandRidge Energy, Inc. 7.500%, 2/15/23	60	19

		722

Financials—2.3%
Armor Re Ltd. 144A 4.146%, 12/15/16(2)(3)	200	198
Credit Acceptance Corp. 6.125%, 2/15/21	30	30
Credit Acceptance Corp. 144A 7.375%, 3/15/23(3)	5	5
Earls Thirteen Ltd. 144A 5.439%, 4/28/18(3)(6)	147	147
Genworth Holdings, Inc.
7.200%, 2/15/21	5	5
7.625%, 9/24/21	25	27
6.500%, 6/15/34	5	4
6.150%, 11/15/66(2)	20	12
Golden State RE II, Ltd. 144A 2.261%, 7/8/19(2)(3)	250	250
Kennedy-Wilson, Inc. 5.875%, 4/1/24	35	35
Ocwen Financial Corp. 144A 7.125%, 5/15/19(3)	25	24

		737

Health Care—0.5%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.750%, 1/15/18	45	38
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	10	10
Immucor, Inc. 11.125%, 8/15/19	20	21
Kindred Healthcare, Inc. 144A 8.000%, 1/15/20(3)	30	33

	PAR VALUE	VALUE

Health Care—continued
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(3)	$60	$ 61

		163

Industrials—0.8%
Cenveo Corp. 144A
6.000%, 8/1/19(3)	15	14
8.500%, 9/15/22(3)	40	32
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(3)	55	50
Monitronics International, Inc. 9.125%, 4/1/20	105	102
ServiceMaster Co., LLC (The) 7.450%, 8/15/27	50	50

		248

Information Technology—0.5%
Advanced Micro Devices, Inc.
7.750%, 8/1/20	5	4
7.000%, 7/1/24	90	60
Aegis Merger Sub, Inc. 144A 10.250%, 2/15/23(3)	10	10
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(3)	80	63
Boxer Parent Co., Inc. PIK 144A 9.000%, 10/15/19(3)(7)	20	13

		150

Materials—1.1%
Aruba Investments, Inc. 144A 8.750%, 2/15/23(3)	20	20
Cornerstone Chemical Co. 144A 9.375%, 3/15/18(3)	55	58
Hexion, Inc.
6.625%, 4/15/20	35	32
10.000%, 4/15/20	30	31
IAMGOLD Corp. 144A 6.750%, 10/1/20(3)	70	52
Rain CII Carbon LLC / CII Carbon Corp. 144A 8.250%, 1/15/21(3)	85	83

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—continued
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(3)	$70	$ 69

		345

Telecommunication Services—0.6%
Frontier Communications Corp. 7.625%, 4/15/24	30	27
Intelsat Luxembourg SA 7.750%, 6/1/21	50	40
Sprint Capital Corp. 8.750%, 3/15/32	40	38
Sprint Corp.
7.125%, 6/15/24	45	41
7.625%, 2/15/25	45	42

		188

Utilities—0.3%
Dynegy, Inc. 144A
7.375%, 11/1/22(3)	40	42
7.625%, 11/1/24(3)	25	26
Illinois Power Generating Co. 6.300%, 4/1/20	20	18

		86

TOTAL CORPORATE BONDS (Identified Cost $4,418)		4,168

COMMODITY LINKED NOTES—1.9%

Financials—1.9%
Canadian Imperial Bank of Commerce 9 19 2016 0.000%, 9/19/16	385	330
Royal Bank of Canada 144A 0.090%, 3/8/16(2)(3)	380	277

		607

TOTAL COMMODITY LINKED NOTES
(Identified Cost $765)		607

CONVERTIBLE BONDS—0.1%

Consumer Discretionary—0.1%
Liberty Interactive LLC 3.750%, 2/15/30	57	35

	PAR VALUE	VALUE

Energy—0.0%
Alpha Natural Resources, Inc. 3.750%, 12/15/17	$25	$ 1

TOTAL CONVERTIBLE BONDS (Identified Cost $60)		36

LOAN AGREEMENTS—6.0%

Consumer Discretionary—2.6%
Adria Topco B.V. 9.000%, 6/17/19	1	1
AMF Bowling Centers, Inc. Term Loan B 7.250%, 9/18/21	30	30
Ascena Retail Group, Inc. Term Loan B 0.000%, 7/29/22(8)	45	44
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.), Term Loan B-6 0.000%, 3/1/17(8)(9)	35	31
Gymboree Corp., The 0.000%, 2/23/18(8)	45	32
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) Tranche D 6.940%, 1/30/19	120	111
Indra Holdings Corp. First Lien 5.250%, 5/1/21	20	19
Mashantucket Peqout, Term Loan A 0.000%, 7/1/18(8)	105	83
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.) First Lien Term Loan B 6.750%, 8/13/21	40	39
Mohegan Tribal Gaming Authority Term Loan B 5.500%, 6/15/18	45	44
Nine West Holdings, Inc.
0.000%, 10/8/19(8)	10	8
6.250%, 1/8/20	50	34

	PAR VALUE	VALUE

Consumer Discretionary—continued
Red Lobster Management LLC First Lien 6.250%, 7/28/21	$50	$ 50
SK Spice S.A.R.L, Term Loan B 0.000%, 5/1/20(8)	20	22
Toys ’R’ US (Canada) Ltd. 8.250%, 10/24/19	25	25
Toys ’R’ US-Delaware, Inc. 8.250%, 10/24/19	30	31
Toys ’R’ US-Delaware, Inc. Term Loan B-4 9.750%, 4/24/20	70	64
Tribune Publishing Co. 5.750%, 8/4/21	67	68
Visant Corp. (fka Jostens) 7.000%, 9/23/21	35	34
Wilton Brands LLC (fka Wilton Brands, Inc.) Tranche B 7.500%, 8/30/18	63	62

		832

Consumer Staples—0.1%
Vogue International LLC Tranche B 5.750%, 2/14/20	20	20

Energy—0.6%
KCA Deutag US Finance LLC (KCA Deutag GMBH) 6.250%, 5/16/20	20	17
Longview Power, LLC Term Loan B Advance 7.000%, 4/13/21	65	66
Murray Energy Corp., Term Loan B-2 7.500%, 4/16/20	100	83
Preferred Proppants, LLC 6.750%, 7/27/20	55	42

		208

Financials—0.0%
Walter Investment Management Corp., Tranche B 4.750%, 12/18/20(8)	15	14

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—0.7%
CCS Intermediate Holdings, LLC, First Lien 5.000%, 7/23/21	$65	$ 60
Millennium Health, LLC (fka Millennium Laboratories, LLC) Tranche B 5.250%, 4/16/21	35	15
New MMI, Inc., Term Loan B 0.000%, 1/31/20(8)	70	65
Onex Carestream Finance LP, Second Lien 9.500%, 12/7/19	70	70

		210

Industrials—0.3%
Koosharem, LLC 7.500%, 5/16/20	50	49
NN, Inc. 6.000%, 8/27/21	15	15
Photonis Technologies SAS First Lien 8.500%, 9/18/19	25	24

		88

Information Technology—0.2%
BMC Software Finance, Inc. 5.000%, 9/10/20	29	26
GTCR Valor Companies, Inc. First Lien 6.000%, 5/30/21	35	35

		61

Materials—0.4%
Albaugh, LLC 6.000%, 5/31/21	48	48
AZ Chem US Inc. First Lien 4.500%, 6/11/21	59	59

	PAR VALUE	VALUE

Materials—continued
Styrolution U.S. Holdings LLC Term Loan B-1 6.500%, 11/7/19	$35	$ 35

		142

Utilities—1.1%
Empire Generating Co, LLC Advance Term Loan B 5.250%, 3/12/21	47	45
Empire Generating Co, LLC Advance Term Loan C 5.250%, 3/12/21	3	3
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.) 4.250%, 6/19/16	50	50
Moxie Patriot LLC Construction B-1 Advances 6.750%, 12/19/20	50	50
Panda Temple Power, LLC Advance 7.250%, 3/6/22	35	34
Texas Competitive Electric Holdings Company, LLC (TXU) 2014 Term Loan 4.673%, 10/10/15(9)	250	126
Texas Competitive Electric Holdings Company, LLC (TXU) 2017 Term Loan 4.673%, 10/10/17(9)	55	29

		337

TOTAL LOAN AGREEMENTS (Identified Cost $2,116)		1,912

	SHARES

COMMON STOCKS—16.8%

Consumer Discretionary—1.3%
Eutelsat Communications SA	7,101	216
SES SA	6,502	201

		417

	SHARES	VALUE

Energy—1.7%
EnLink Midstream LLC	176	$ 5
Exterran Holdings, Inc.	1,147	28
Gaslog Ltd.	1,929	30
Kinder Morgan, Inc.	1,085	38
ONEOK, Inc.	1,373	52
Phillips 66	240	19
SemGroup Corp. Class A	1,283	91
Targa Resources Corp.	1,066	94
TransCanada Corp.	453	18
Williams Cos, Inc. (The)(10)	2,933	154

		529

Industrials—7.3%
Abertis Infraestructuras SA	13,385	219
Aeroports de Paris	766	92
ASTM SpA	3,700	50
Atlantia SpA	14,200	379
CSX Corp.	7,281	228
Flughafen Wien AG	300	26
Flughafen Zuerich AG	136	111
Fraport AG Frankfurt Airport Services Worldwide	2,131	140
Macquarie Atlas Roads Group	23,300	58
Macquarie Infrastructure Co. LLC	1,845	157
Norfolk Southern Corp.	2,595	219
Societa Iniziative Autostradali e Servizi SpA	6,700	79
Transurban Group	27,312	199
Vinci SA	6,000	385

		2,342

Utilities—6.5%
Ameren Corp.	4,900	201
AusNet Services	70,780	72
DUET Group	87,637	141
DUET Group(11)	51,189	82
Great Plains Energy, Inc.	8,700	227
Hera SpA	28,300	72
Pennon Group PLC	15,153	193
PG&E Corp.	1,700	89
REN - Redes Energeticas Nacionais SGPS SA	2,640	8
SJW Corp.	500	15
Snam SpA	74,635	367

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Utilities—continued
Spark Infrastructure Group	70,400	$100
Terna Rete Elettrica Nazionale SpA	76,174	355
Toho Gas Co. Ltd.	5,111	31
Tokyo Gas Co. Ltd.	20,000	108

		2,061

TOTAL COMMON STOCKS (Identified Cost $5,593)		5,349

MASTER LIMITED PARTNERSHIPS—16.9%

Electric-Generation—0.0%
8Point3 Energy Partners LP(12)	156	3

Energy—0.4%
Columbia Pipeline Partners LP	1,722	40
Golar LNG Partners LP	152	3
Tallgrass Energy Partners LP	1,203	56
VTTI Energy Partners LP	1,623	38

		137

Gas-Distribution—0.1%
AmeriGas Partners LP	691	32

Gas-Transportation—0.2%
PBF Logistics LP	1,046	24
Western Gas Equity Partners LP	503	29

		53

Oil & Gas Equipment & Services—0.0%
USA Compression Partners LP	30	1

Oil Components-Exploration and Production— 0.6%
Antero Midstream Partners LP	2,775	74
EQT GP Holdings LP(12)	482	16
Summit Midstream Partners LP	3,628	108

		198

Oil-Field Services—0.8%
CrossAmerica Partners LP(10)	2,952	82
Exterran Partners LP	4,859	100
Rice Midstream Partners LP	4,465	75

		257

	SHARES	VALUE

Pipelines—14.6%
Boardwalk Pipeline Partners LP	2,127	$30
Buckeye Partners LP	4,349	326
Cheniere Energy Partners LP	2,147	64
Cone Midstream Partners LP	669	11
Crestwood Midstream Partners LP	1,338	13
DCP Midstream Partners LP	979	31
Dominion Midstream Partners LP(12)	977	34
Energy Transfer Equity LP	17,394	523
Energy Transfer Partners LP	9,371	480
Enterprise Products Partners LP(10)	25,536	723
EQT Midstream Partners LP	1,296	102
Genesis Energy LP	1,323	59
Magellan Midstream Partners LP	5,011	353
MarkWest Energy Partners LP	3,863	253
MPLX LP	602	34
NGL Energy Partners LP	4,714	130
NuStar Energy LP	1,881	106
ONEOK Partners LP	2,522	82
PennTex Midstream Partners LP(12)	1,848	32
Plains All American Pipeline LP	9,179	383
Plains GP Holdings LP Class A	7,018	180
Shell Midstream Partners LP	3,367	143
Sunoco Logistics Partners LP	2,580	97
Tallgrass Energy Partners LP	973	29
Targa Resources Partners LP	2,017	75
Tesoro Logistics LP	3,813	200
Williams Partners LP	3,725	172

		4,665

Transportation-Marine—0.2%
Teekay LNG Partners Ltd.	1,761	48

TOTAL MASTER LIMITED PARTNERSHIPS
(Identified Cost $5,699)		5,394

	SHARES	VALUE

REAL ESTATE INVESTMENT TRUSTS—18.8%

Apartments—3.7%
AvalonBay Communities, Inc.	2,357	$406
Camden Property Trust	3,756	299
Equity Residential	6,328	474

		1,179

Diversified—0.8%
Digital Realty Trust, Inc.	296	19
DuPont Fabros Technology, Inc.	781	23
Vornado Realty Trust	2,101	205

		247

Freestanding—0.2%
Spirit Realty Capital, Inc.	5,487	56

Health Care—1.5%
HCP, Inc.	835	32
Health Care REIT, Inc.	1,582	110
Senior Housing Properties Trust	3,231	56
Ventas, Inc.	4,160	279

		477

Industrial—0.9%
Prologis, Inc.	6,065	246
Terreno Realty Corp.	1,404	30

		276

Infrastructure—1.7%
American Tower Corp.	5,894	560

Lodging/Resort—1.0%
LaSalle Hotel Properties	4,325	144
RLJ Lodging Trust	3,695	110
Sunstone Hotel Investors, Inc.	5,275	74

		328

Mixed—0.4%
Duke Realty Corp.	6,238	126

Office—2.3%
BioMed Realty Trust, Inc.	5,112	110
Boston Properties, Inc.	1,907	235
Corporate Office Properties Trust	2,553	59
Hudson Pacific Properties, Inc.	2,510	77

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Office—continued
Mack-Cali Realty Corp.	1,126	$24
New York REIT, Inc.	5,669	59
Paramount Group, Inc.	4,316	77
SL Green Realty Corp.	791	91

		732

Regional Malls—3.5%
CBL & Associates Properties, Inc.	6,342	104
General Growth Properties, Inc.	3,706	101
Simon Property Group, Inc.	4,039	756
Taubman Centers, Inc.	2,133	159

		1,120

Self Storage—1.1%
Public Storage	1,678	344

Shopping Centers—1.0%
Acadia Realty Trust	440	14
Brixmor Property Group, Inc.	3,003	73
Federal Realty Investment Trust	1,109	152
Ramco-Gershenson Properties Trust	2,652	45
Retail Properties of America, Inc. Class A	2,720	40

		324

Timber—0.6%
Weyerhaeuser Co.	6,658	204

Warehouse/Industrial—0.1%
EastGroup Properties, Inc.	360	22

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Identified Cost $5,590)		5,995

	CONTRACTS

PURCHASED OPTIONS—0.0%

Put Options—0.0%
Markit CDX North American High Yield Index Expiring 09/16/15 Strike Price $103	100	5

TOTAL PURCHASED OPTIONS
(Identified Cost $9)		5

TOTAL LONG TERM INVESTMENTS — 95.1%
(Identified Cost $31,090)		30,286

	SHARES	VALUE

SHORT-TERM INVESTMENTS—3.4%

Money Market Mutual Funds—3.4%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	1,090,458	$ 1,090

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,090)		1,090

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 98.5%
(Identified Cost $32,180)		31,376	(1)

SECURITIES SOLD SHORT—(2.6)%

Exchange Traded Funds—(2.6)%
Energy Select Sector SPDR Fund	(573)	(40)
SPDR S&P 500 ETF Trust	(3,529)	(743)
SPDR S&P Oil & Gas Exploration & Production ETF	(787)	(30)

		(813)

TOTAL SECURITIES SOLD SHORT
(Proceeds $818)		(813	)(1)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT — 95.9%
(Identified Cost $31,362)		$30,563
Other assets and liabilities, net — 4.1%		1,294

NET ASSETS — 100.0%		$31,857

Footnote Legend:

(1)      Federal Income Tax Information: For tax information at July 31, 2015, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments.

(2)      Variable or step coupon security; interest rate shown reflects the rate in effect at July 31, 2015.

(3)      Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities amounted to a value of $2,508 or 7.9% of net assets.

(4)      Security in default.

(5)      86% of the income received was in cash and 14% in PIK.

(6)      Illiquid security.

(7)      100% of the income received was in cash

and 0% in PIK.

(8)	This loan will settle after July 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(9)	Security in default, interest payments are being received during the bankruptcy proceedings.

(10)	All or a portion segregated as collateral for securities sold short.

(11)	Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(12)	Non-income producing.

Abbreviations:
CBT	Chicago Board of Trade
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Foreign Currencies:
EUR	European Currency Unit
USD	United States Dollar

Country Weightings (Unaudited)†
United States	82%
Italy	4
Canada	3
Australia	2
Bermuda	2
France	2
Other	5
Total	100%
†% of total investments, net of securities sold short, as of July 31, 2015

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

Futures contracts as of July 31, 2015 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)

Canada FX Currency Future	September 2015	(1)	$ (76)	$ 5
Euro FX Currency Future	September 2015	(3)	(411)	10
U.S. 10 Year Note (CBT)	September 2015	(15)	(1,912)	(6)
U.S. Ultra Bond (CBT)	September 2015	(20)	(3,191)	(24)
U.S. 5 Year Treasury Note (CBT)	October 2015	(2)	(240)	(1)

Total				$ (16)

Forward foreign currency exchange contracts as of July 31, 2015 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	22	USD	24	The Bank Of New York	9/15/15	$ —	(a)
USD	25	EUR	22	The Bank Of New York	9/15/15	1

Total						$ 1

Footnote Legend:

(a)	Amount is less than $500.

Over-the-counter total return swap outstanding as of July 31, 2015 was as follows:

Reference Entity	Floating Rate(a)	Counterparty#	Expiration Date	Notional Amount			Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

IBoxx Liquid High Yield Index	2-month LIBOR	JPMorgan Chase Bank N.A.	9/21/15	255	$	USD	$ —(b)	$ —	$ —	(b)
IBoxx Liquid High Yield Index	3-month LIBOR	JPMorgan Chase Bank N.A.	9/21/15	54		USD	—(b)	—	—	(b)

Total							$ —(b)	$ —	$ —	(b)

Footnote Legend:

(a)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(b)	Amount is less than $500.
#	May be comprised of multiple contracts with the same counterparty, floating rate and expiration date.

The following table provides a summary of inputs used to value the Fund’s investments as of July 31, 2015 (See Security Valuation Note 2B in the Notes to Financial Statements):

	Total Value at July 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$ 6,535	$ —	$ 6,535	$ —
Municipal Bonds	145	—	145	—
Mortgage-Backed Securities	20	—	20	—
Asset-Backed Securities	120	—	120	—
Corporate Bonds	4,168	—	4,021	147
Commodity Linked Notes	607	—	607	—
Convertible Bonds	36	—	36	—
Loan Agreements	1,912	—	1,912	—
Equity Securities:
Common Stocks	5,349	5,267	82	—
Master Limited Partnerships	5,394	5,394	—	—
Real Estate Investment Trusts	5,995	5,995	—	—

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	Total Value at July 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Short-Term Investments	$ 1,090	$ 1,090	$ —	$ —
Purchased Options	5	5	—	—
Futures Contracts	15	15	—	—
Forward Foreign Currency Exchange Contracts	1	—	1	—
Over-the Counter Total Return Swap	—(a)	—	— (a)	—

Total Assets	31,392	17,766	13,479	147

Liabilities:
Securities Sold Short	(813)	(813)	—	—
Futures Contracts	(31)	(31)	—	—

Total Liabilities	$ (844)	$ (844)	$ —	$ —

Footnote Legend:

(a)	Amount is less than $500.

There were no transfers between Level 1 and Level 2 related to securities held at July 31, 2015.

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value.

Corporate Bonds
Investments in Securities

Balance as of October 31, 2014	$149
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	— (b)
Purchases	—
Sales	—
Transfers into Level 3(c)	—
Transfers from Level 3(c)	—
Paydowns	(2)

Balance as of July 31, 2015	$147 (d)

Footnote Legend:

(a)	The change in unrealized appreciation (depreciation) on investments still held as of July 31, 2015 was $1.
(b)	Amount is less than $500.
(c)	“Transfers into and/or from” represent the ending value as of July 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

None of the securities in this table are internally fair valued.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES—1.1%
Argentine Republic Government International Bond 0.000%, 12/15/35	3,980	EUR	$ 361
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/17	320	BRL	90
Hellenic Republic Government Bond
3.000%, 2/24/23(2)	25	EUR	15
3.000%, 2/24/24(2)	25	EUR	15
3.000%, 2/24/25(2)	25	EUR	14
3.000%, 2/24/26(2)	25	EUR	14
3.000%, 2/24/27(2)	25	EUR	14
3.000%, 2/24/28(2)	25	EUR	13
3.000%, 2/24/29(2)	25	EUR	13
3.000%, 2/24/30(2)	25	EUR	13
3.000%, 2/24/31(2)	25	EUR	13
3.000%, 2/24/32(2)	25	EUR	13
3.000%, 2/24/33(2)	25	EUR	13
3.000%, 2/24/34(2)	25	EUR	12
3.000%, 2/24/35(2)	25	EUR	12
3.000%, 2/24/36(2)	25	EUR	12
3.000%, 2/24/37(2)	25	EUR	12
3.000%, 2/24/38(2)	25	EUR	12
3.000%, 2/24/39(2)	25	EUR	12
3.000%, 2/24/40(2)	25	EUR	12
3.000%, 2/24/41(2)	25	EUR	12
3.000%, 2/24/42(2)	25	EUR	12
Instituto Costarricense de Electricidad RegS 6.375%, 5/15/43(3)	$ 200		167
Kenya Treasury Bonds 144A 0.000%, 4/23/18(2)(4)	250		197

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,289)			1,073

MUNICIPAL BONDS—0.3%

New Jersey—0.1%
Tobacco Settlement Financing Corp. Series 1-A
4.750%, 6/1/34	80		59
5.000%, 6/1/41	25		19

			78

Puerto Rico—0.1%
Commonwealth of Puerto Rico, Series A 8.000%, 7/1/35	120		83

	PAR VALUE	VALUE

Puerto Rico—continued
5.000%, 7/1/41	$5	$ 3
Puerto Rico Sales Tax Financing Corp. Series A
5.000%, 8/1/46	10	6
0.000%, 8/1/54	230	16

		108

Texas—0.1%
Texas Public Finance Authority 8.250%, 7/1/24	100	100

TOTAL MUNICIPAL BONDS
(Identified Cost $318)		286

MORTGAGED-BACKED SECURITIES—0.0%

Non-Agency—0.0%
Great Wolf Trust 15-WFMZ, M 144A 7.175%, 5/15/32(2)(4)	35	35

TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $35)		35

ASSET-BACKED SECURITIES—0.4%
Cutwater Ltd. CLO 14-1A, C 144A 3.975%, 7/15/26(2)(4)	100	96
Gallatin CLO VII Ltd. 14-1A, E 144A 5.959%, 7/15/23(2)(4)	25	24
THL Credit Wind River CLO Ltd. 14-3A, D 144A 4.345%, 1/22/27(2)(4)	250	248

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $361)		368

CORPORATE BONDS—18.3%

Consumer Discretionary—2.5%
American Achievement Corp. 144A 10.875%, 4/15/16(4)	30	30
APX Group, Inc.
6.375%, 12/1/19	15	15
8.750%, 12/1/20	160	146
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	70	53
Caesars Entertainment Operating Co., Inc.
11.250%, 6/1/17(5)	10	8
9.000%, 2/15/20(5)	205	171

	PAR VALUE	VALUE

Consumer Discretionary—continued
9.000%, 2/15/20(5)	$100	$ 83
Chester Downs & Marina LLC / Chester Downs Finance Corp. 144A 9.250%, 2/1/20(4)	115	89
Claire’s Stores, Inc. 8.875%, 3/15/19	110	48
Claire’s Stores, Inc. 144A
9.000%, 3/15/19(4)	55	48
7.750%, 6/1/20(4)	15	5
Cumulus Media Holdings, Inc. 7.750%, 5/1/19	65	57
DISH DBS Corp.
5.000%, 3/15/23	10	9
5.875%, 11/15/24	20	19
Edcon Pty Ltd. RegS
9.500%, 3/1/18(3)	150	118
Grupo Famsa SAB de CV RegS 7.250%, 6/1/20(3)	59	55
Guitar Center, Inc. 144A
6.500%, 4/15/19(4)	65	59
9.625%, 4/15/20(4)	135	108
iHeartCommunications, Inc.
10.000%, 1/15/18	30	24
9.000%, 3/1/21	80	73
iHeartCommunications, Inc. PIK 14.000%, 2/1/21(6)	25	17
JC Penney Corp., Inc.
8.125%, 10/1/19	25	25
5.650%, 6/1/20	135	122
Liberty Interactive LLC 8.250%, 2/1/30	60	64
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	215	228
Myriad International Holdings BV 144A 5.500%, 7/21/25(4)	200	203
Nine West Holdings, Inc. 144A 8.250%, 3/15/19(4)	140	83
Radio One, Inc. 144A 9.250%, 2/15/20(4)	90	83
Scientific Games International, Inc. 10.000%, 12/1/22	60	59
Scientific Games International, Inc. 144A

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—continued
7.000%, 1/1/22(4)	$35	$ 36
Shingle Springs Tribal Gaming Authority 144A 9.750%, 9/1/21(4)	105	116
Sirius XM Radio, Inc. 144A 5.375%, 4/15/25(4)	85	85
Time Warner Cable, Inc.
6.750%, 6/15/39	10	10
5.500%, 9/1/41	15	14
Toys R Us, Inc.
10.375%, 8/15/17	60	49
7.375%, 10/15/18	90	62

		2,474

Consumer Staples—1.0%
Hema Bondco I BV 144A 6.250%, 6/15/19(4)	100	75
Kissner Milling Co., Ltd. 144A 7.250%, 6/1/19(4)	325	325
MHP SA RegS 8.250%, 4/2/20(3)	200	165
New Albertson’s, Inc.
7.750%, 6/15/26	115	113
7.450%, 8/1/29	90	89
8.700%, 5/1/30	5	5
8.000%, 5/1/31	10	10
Rite Aid Corp. 144A
6.125%, 4/1/23(4)	35	37
6.875%, 12/15/28(4)	40	45
SUPERVALU, Inc.
6.750%, 6/1/21	45	46
7.750%, 11/15/22	40	43

		953

Energy—3.6%
Alpha Natural Resources, Inc.
6.000%, 6/1/19	25	1
6.250%, 6/1/21	15	1
American Energy-Permian Basin LLC / AEPB Finance Corp. 144A
7.125%, 11/1/20(4)	30	18
7.375%, 11/1/21(4)	15	9
Basic Energy Services, Inc.
7.750%, 2/15/19	70	53
7.750%, 10/15/22	30	22

	PAR VALUE	VALUE

Energy—continued
Berau Capital Resources Pte, Ltd. RegS 12.500%, 7/8/15(3)	$100	$63
Berau Coal Energy Tbk PT RegS 7.250%, 3/13/17(3)	200	122
Bumi Capital Pte, Ltd. RegS 12.000%, 11/10/16(3)(5)	300	82
Bumi Investment Pte, Ltd. RegS 10.750%, 10/6/17(3)(5)	885	248
Citgo Holding, Inc. 144A 10.750%, 2/15/20(4)	55	57
EDC Finance, Ltd. RegS 4.875%, 4/17/20(3)	200	180
Energy Transfer Equity LP 5.875%, 1/15/24	70	72
EXCO Resources, Inc. 8.500%, 4/15/22	15	5
Forbes Energy Services Ltd. 9.000%, 6/15/19	475	350
Jupiter Resources, Inc. 144A 8.500%, 10/1/22(4)	105	72
Kosmos Energy, Ltd. 144A 7.875%, 8/1/21(4)	35	33
MEG Energy Corp. 144A 7.000%, 3/31/24(4)	60	55
Memorial Production Partners LP / Memorial Production Finance Corp.
7.625%, 5/1/21	35	30
6.875%, 8/1/22	30	24
Murray Energy Corp. 144A 11.250%, 4/15/21(4)	75	46
Pacific Drilling SA 144A 5.375%, 6/1/20(4)	50	39
Pacific Drilling V, Ltd. 144A 7.250%, 12/1/17(4)	322	275
Pacific Rubiales Energy Corp. 144A 5.625%, 1/19/25(4)	100	63

	PAR VALUE	VALUE

Energy—continued
Pacific Rubiales Energy Corp. RegS 5.375%, 1/26/19(3)	$100	$ 71
Parker Drilling Co. 6.750%, 7/15/22	95	79
PBF Logistics LP / PBF Logistics Finance Corp. 144A 6.875%, 5/15/23(4)	85	85
Petroleos de Venezuela SA 5.250%, 4/12/17	458	223
Petroleos de Venezuela SA RegS
9.000%, 11/17/21(3)	160	65
12.750%, 2/17/22(3)	70	33
Rockies Express Pipeline LLC 144A 6.000%, 1/15/19(4)	105	108
Sabine Pass Liquefaction LLC 5.625%, 4/15/23	205	206
Sabine Pass Liquefaction LLC 144A 5.625%, 3/1/25(4)	105	104
SandRidge Energy, Inc. 7.500%, 2/15/23	90	28
Sanjel Corp. 144A 7.500%, 6/19/19(4)	350	254
Seitel, Inc. 9.500%, 4/15/19	355	323
YPF SA RegS 8.750%, 4/4/24(3)	132	131

		3,630

Financials—2.1%
Ardshinbank CJSC via Dilijan Finance BV 144A 12.000%, 7/29/20(4)(7)	200	199
Banco do Brasil SA RegS 6.250%, 10/29/49(2)(3)	200	136
Credit Acceptance Corp. 6.125%, 2/15/21	50	51
Credit Acceptance Corp. 144A 7.375%, 3/15/23(4)	10	10
Earls Thirteen Ltd. 144A 5.439%, 4/28/18(4)(8)	147	147
Genworth Holdings, Inc.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—continued
7.200%, 2/15/21	$5	$5
7.625%, 9/24/21	25	27
6.500%, 6/15/34	45	40
6.150%, 11/15/66(2)	25	15
Global Cash Access, Inc. 144A 10.000%, 1/15/22(4)	850	833
Greektown Holdings LLC/Greektown Mothership Corp. 144A 8.875%, 3/15/19(4)	344	367
Kennedy-Wilson, Inc. 5.875%, 4/1/24	35	35
Ocwen Financial Corp. 144A 7.125%, 5/15/19(4)	35	33
Ukreximbank Via Biz Finance PLC 144A 9.750%, 1/22/25(4)(7)	200	158

		2,056

Health Care—0.3%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.750%, 1/15/18	50	42
CHS/Community Health Systems, Inc. 7.125%, 7/15/20(9)	65	69
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(4)	20	21
Immucor, Inc. 11.125%, 8/15/19	25	26
Kindred Healthcare, Inc. 6.375%, 4/15/22	15	15
Kindred Healthcare, Inc. 144A 8.000%, 1/15/20(4)	50	54
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(4)	95	98

		325

Industrials—2.9%
Cenveo Corp. 144A
6.000%, 8/1/19(4)	30	27
8.500%, 9/15/22(4)	70	56
Gol LuxCo SA RegS
8.875%, 1/24/22(3)	200	162

	PAR VALUE		VALUE

Industrials—continued
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(4)	$95		$86
Lansing Trade Group LLC / Lansing Finance Co., Inc. 144A 9.250%, 2/15/19(4)	417		410
Michael Baker International LLC / CDL Acquisition Co., Inc. 144A 8.250%, 10/15/18(4)	383		371
Monitronics International, Inc. 9.125%, 4/1/20	210		205
Navigator Holdings Ltd. 144A 9.000%, 12/18/17(4)	328		347
OAS Finance, Ltd. RegS 8.000%, 7/2/21(3)(5)	400		74
Red de Carreteras de Occidente SAPIB de CV RegS 9.000%, 6/10/28(3)	2,000	MXN	122
Ridgebury Crude Tankers LLC 144A 7.625%, 3/20/17(4)	293		305
ServiceMaster Co., LLC (The) 7.450%, 8/15/27	50		50
Tervita Corp. 144A 8.000%, 11/15/18(4)	308		273
Titan International, Inc. 6.875%, 10/1/20	431		383

			2,871

Information Technology—0.4%
Advanced Micro Devices, Inc.
6.750%, 3/1/19	133		98
7.750%, 8/1/20	30		20
7.000%, 7/1/24	120		80
Aegis Merger Sub, Inc. 144A 10.250%, 2/15/23(4)	10		10
Blue Coat Holdings, Inc. 144A 8.375%, 6/1/23(4)	80		82
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(4)	90		71

	PAR VALUE	VALUE

Information Technology—continued
Boxer Parent Co., Inc. PIK 144A 9.000%, 10/15/19(4)(10)	$90	$ 60

		421

Materials—2.4%
Aruba Investments, Inc. 144A 8.750%, 2/15/23(4)	35	36
Cimento Tupi SA 144A 9.750%,5/11/18(4)(5)	60	27
Cimento Tupi SA RegS 9.750%,5/11/18(3)(5)	41	19
Cornerstone Chemical Co. 144A 9.375%, 3/15/18(4)	115	121
Ferrexpo Finance PLC RegS 10.375%, 4/7/19(3)	130	112
Freeport-McMoRan, Inc. 4.550%, 11/14/24	21	18
Gold Fields Orogen Holding BVI Ltd. RegS 4.875%, 10/7/20(3)	200	174
Hexion, Inc.
6.625%, 4/15/20	55	51
10.000%, 4/15/20	90	92
IAMGOLD Corp. 144A 6.750%, 10/1/20(4)	115	85
Magnesita Refractories Co. RegS 7.875%, 3/30/20(3)	100	99
Metinvest BV RegS 8.750%, 2/14/18(3)	200	118
Norbord, Inc. 144A 6.250%, 4/15/23(4)	65	66
NTRP Via Interpipe, Ltd. 10.250%, 8/2/17(5)(7)	200	53
Optima Specialty Steel, Inc. 144A 12.500%, 12/15/16(4)	851	853
Petra Diamonds US Treasury PLC 144A 8.250%, 5/31/20(4)	200	204
Rain CII Carbon LLC / CII Carbon Corp. 144A 8.250%, 1/15/21(4)	150	147

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—continued
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(4)	$145	$142

		2,417

Telecommunication Services—2.5%
Avanti Communications Group PLC 144A 10.000%, 10/1/19(4)	608	575
Axtel SAB de CV 144A 9.000%, 1/31/20(2)(4)	15	15
Axtel SAB de CV RegS 9.000%, 1/31/20(2)(3)	135	134
Frontier Communications Corp.
7.125%, 1/15/23	45	41
7.625%, 4/15/24	20	18
Intelsat Luxembourg SA
6.750%, 6/1/18	700	657
7.750%, 6/1/21	85	68
Sable International Finance, Ltd. RegS 6.875%, 8/1/22(3)	200	197
Sprint Capital Corp.
6.875%, 11/15/28	70	59
8.750%, 3/15/32	55	52
Sprint Corp.
7.125%, 6/15/24	50	46
7.625%, 2/15/25	50	46
Trilogy International Partners LLC / Trilogy International Finance, Inc. 144A 10.250%, 8/15/16(4)	620	610

		2,518

Utilities—0.6%
AES El Salvador Trust II RegS 6.750%, 3/28/23(3)	200	191
Dynegy, Inc. 144A
7.375%, 11/1/22(4)	75	78
7.625%, 11/1/24(4)	25	26
GenOn Americas Generation LLC
8.500%, 10/1/21	100	94
9.125%, 5/1/31	100	90
Illinois Power Generating Co. 6.300%, 4/1/20	35	32

	PAR VALUE	VALUE

Utilities—continued
Terraform Global Operating LLC 144A 9.750%, 8/15/22(4)	$80	$79

		590

TOTAL CORPORATE BONDS (Identified Cost $19,205)		18,255

CONVERTIBLE BONDS—7.0%

Consumer Discretionary—0.9%
Ascent Capital Group, Inc. 4.000%, 7/15/20(9)	120	97
Blucora, Inc. 4.250%, 4/1/19(9)	130	127
Carriage Services, Inc. 2.750%, 3/15/21(9)	90	108
JAKKS Pacific, Inc. 144A 4.875%, 6/1/20(4)(9)	75	83
K Hovnanian Enterprises, Inc. 6.000%, 12/1/17(9)	50	45
LGI Homes, Inc. 144A 4.250%, 11/15/19(4)	75	85
Liberty Interactive LLC
4.000%, 11/15/29	47	29
3.750%, 2/15/30	62	38
Navistar International Corp. 4.750%, 4/15/19(9)	135	107
RAIT Financial Trust 4.000%, 10/1/33	105	88
WebMD Health Corp. 1.500%, 12/1/20(9)	120	126

		933

Consumer Staples—0.2%
Vector Group Ltd. 1.750%, 4/15/20(9)	150	171

Energy—0.1%
Alon USA Energy, Inc. 3.000%, 9/15/18(9)	100	138
Alpha Natural Resources, Inc.
3.750%, 12/15/17	25	1
4.875%, 12/15/20(9)	128	5

		144

Financials—2.3%
American Residential Properties OP LP 144A 3.250%, 11/15/18(4)(9)	100	105

	PAR VALUE		VALUE

Financials—continued
AmTrust Financial Services, Inc. 2.750%, 12/15/44(9)	$105		$ 104
Apollo Commercial Real Estate Finance, Inc. 5.500%, 3/15/19	60		60
Bank of New York Mellon Luxembourg SA/The 4.545%, 12/15/50(2)	300	EUR	212
Colony Financial, Inc. REIT 5.000%, 4/15/23(9)	83		87
CorEnergy Infrastructure Trust, Inc. 7.000%, 6/15/20	25		26
Cowen Group, Inc. 3.000%, 3/15/19(9)	100		121
Empire State Realty OP LP REIT 144A 2.625%, 8/15/19(4)(9)	125		129
Encore Capital Group, Inc. 2.875%, 3/15/21	110		102
Forest City Enterprises, Inc. 3.625%, 8/15/20(9)	85		95
FXCM, Inc. 2.250%, 6/15/18(9)	108		88
GPT Property Trust LP REIT 144A 3.750%, 3/15/19(4)(9)	100		111
IAS Operating Partnership LP REIT 144A 5.000%, 3/15/18(4)(9)	105		101
MGIC Investment Corp. 144A 9.000%, 4/1/63(4)(9)	130		168
New Mountain Finance Corp. 5.000%, 6/15/19(9)	140		142
NorthStar Realty Europe Corp. 144A 4.625%, 12/15/16(4)	195		194
Redwood Trust, Inc. REIT 4.625%, 4/15/18(9)	83		81
Resource Capital Corp. REIT 8.000%, 1/15/20(9)	91		85
Spirit Realty Capital, Inc. 2.875%, 5/15/19(9)	130		124

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—continued
Starwood Property Trust, Inc. 3.750%, 10/15/17(9)	$130	$131

		2,266

Health Care—0.9%
ANI Pharmaceuticals, Inc. 3.000%, 12/1/19(9)	85	106
Exelixis, Inc. 4.250%, 8/15/19(9)	45	54
Healthways, Inc. 1.500%, 7/1/18(9)	32	31
Hologic, Inc. 0.000%, 12/15/43(2)(9)	95	119
Ironwood Pharmaceuticals, Inc. 144A 2.250%, 6/15/22(4)	75	68
Omnicare, Inc. 3.250%, 12/15/35(9)	125	157
PDL BioPharma, Inc. 4.000%, 2/1/18(9)	85	78
Quidel Corp. 3.250%, 12/15/20(9)	90	86
Sequenom, Inc. 5.000%, 10/1/17	100	94
Wright Medical Group, Inc. 144A 2.000%, 2/15/20(4)	110	116

		909

Industrials—0.8%
AAR Corp. Series B 2.250%, 3/1/16(9)	115	116
Aegean Marine Petroleum Network, Inc. 4.000%, 11/1/18	80	84
Altra Industrial Motion Corp. 2.750%, 3/1/31(9)	115	126
Atlas Air Worldwide Holdings, Inc. 2.250%, 6/1/22	51	48
Cenveo Corp. 7.000%, 5/15/17(9)	140	124
Sandisk Corp. 0.500%, 10/15/20	45	45
Trinity Industries, Inc. 3.875%, 6/1/36(9)	205	276

		819

	PAR VALUE	VALUE

Information Technology—1.0%
Avid Technology, Inc. 144A 2.000%, 6/15/20(4)	$70	$61
FireEye, Inc., Series B 144A 1.625%, 6/1/35(4)	115	117
Intel Corp. 3.482%, 12/15/35(9)	100	118
LinkedIn Corp. 144A 0.500%, 11/1/19(4)	65	66
Micron Technology, Inc., Series G 3.000%, 11/15/43	47	44
NetSuite, Inc. 0.250%, 6/1/18(9)	100	108
Photronics, Inc.
3.250%, 4/1/16	100	101
3.250%, 4/1/19	88	94
Violin Memory, Inc. 144A 4.250%, 10/1/19(4)(9)	115	96
Vishay Intertechnology, Inc. 2.250%, 5/15/41(9)	55	41
Workday, Inc. 0.750%, 7/15/18(9)	95	113

		959

Materials—0.1%
Amyris, Inc. 6.500%, 5/15/19(9)	90	57

Specialized—0.1%
Starwood Waypoint Residential Trust 3.000%, 7/1/19(9)	150	142

Utilities—0.6%
Green Plains, Inc. 3.250%, 10/1/18(9)	80	101
Renewable Energy Group, Inc. 2.750%, 6/15/19(9)	90	89
SolarCity Corp. 144A 1.625%, 11/1/19(4)	59	57
Solazyme, Inc. 5.000%, 10/1/19(9)	250	137
SunEdison, Inc. 144A 0.250%, 1/15/20(4)(9)	115	119
Theravance, Inc. 2.125%, 1/15/23	130	112

		615

TOTAL CONVERTIBLE BONDS (Identified Cost $7,375)		7,015

	PAR VALUE	VALUE

LOAN AGREEMENTS—4.6%

Consumer Discretionary—1.4%
AMF Bowling Centers, Inc. Term Loan B 7.250%, 9/18/21	$10	$10
Ascena Retail Group, Inc. Term Loan B 0.000%, 7/29/22(11)	80	79
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.), Term Loan B-6 0.000%, 3/1/17(11)(12)	55	49
Gymboree Corp., The 5.000%, 2/23/18	65	47
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) Tranche D 6.940%, 1/30/19	175	161
Indra Holdings Corp. First Lien 5.250%, 5/1/21	25	24
Mashantucket Peqout, Term Loan A 0.000%, 7/1/18(11)	195	154
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.) First Lien Term Loan B 6.750%, 8/13/21	85	84
Mohegan Tribal Gaming Authority Term Loan B 5.500%, 6/15/18	69	69
Nine West Holdings, Inc.
0.000%, 10/8/19(11)	20	17
6.250%, 1/8/20	110	75
Red Lobster Management LLC First Lien 6.250%, 7/28/21	90	90
SK Spice S.A.R.L, Term Loan B 0.000%, 5/1/20(11)	40	44
Toys ’R’ US (Canada) Ltd. 8.250%, 10/24/19	47	47
Toys ’R’ US-Delaware, Inc. 8.250%, 10/24/19	58	58

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—continued
Toys ’R’ US-Delaware, Inc. Term Loan B-4 9.750%, 4/24/20	$139	$ 128
Tribune Publishing Co. 5.750%, 8/4/21	102	103
Visant Corp. (fka Jostens) 7.000%, 9/23/21	60	58
Wilton Brands LLC (fka Wilton Brands, Inc.) Tranche B 7.500%, 8/30/18	106	104

		1,401

Consumer Staples—0.2%
North Atlantic Trading Co, Inc. First Lien 8.083%, 1/13/20	203	201
Vogue International LLC Tranche B 5.750%, 2/14/20	25	25

		226
Energy—0.2%
KCA Deutag US Finance LLC (KCA Deutag GMBH) 6.250%, 5/16/20	25	21
Longview Power, LLC Term Loan B Advance 7.000%, 4/13/21	95	96
Murray Energy Corp., Term Loan B-2 7.500%, 4/16/20	100	83
Preferred Proppants, LLC 6.750%, 7/27/20	70	54

		254

Financials—0.4%
Alinta Energy Finance Pty Limited Delayed Draw 0.000%, 8/13/18(11)	3	4
Alinta Energy Finance Pty Limited, Term Loan B 0.000%, 8/13/19(11)	52	52
Omnitracs, LLC (Coronado Holdings, LLC), Second Lien 8.750%, 5/25/21	308	303

	PAR VALUE	VALUE

Financials—continued
Walter Investment Management Corp., Tranche B 4.750%, 12/18/20	$45	$ 43

		402

Health Care—0.5%
American Pacific Corp. 7.000%, 2/27/19	162	163
Lantheus Medical Imaging 7.000%, 6/30/22	70	69
Millennium Health, LLC (fka Millennium Laboratories, LLC) Tranche B 5.250%, 4/16/21	60	25
New MMI, Inc., Term Loan B 0.000%, 1/31/20(11)	120	111
Onex Carestream Finance LP Second Lien 9.500%, 12/7/19	110	110

		478

Industrials—0.1%
Koosharem, LLC 7.500%, 5/16/20	95	94
NN, Inc. 6.000%, 8/27/21	15	15
Photonis Technologies SAS First Lien 8.500%, 9/18/19	25	24

		133

Information Technology—1.0%
BMC Software Finance, Inc. 5.000%, 9/10/20	33	30
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC) First Lien 6.000%, 11/4/20	607	610
GTCR Valor Companies, Inc. First Lien 6.000%, 5/30/21	50	50
Lanyon Solutions, Inc. (Lanyon, Inc.) Second Lien 9.500%, 11/15/21	310	298

		988

	PAR VALUE	VALUE

Materials—0.2%
Albaugh, LLC 6.000%, 5/31/21	$52	$ 53
AZ Chem US Inc. First Lien 4.500%, 6/11/21	63	63
Styrolution US Holding LLC First Lien Tranche B-1 6.500%, 11/7/19	40	40

		156

Utilities—0.6%
Empire Generating Co, LLC Advance Term Loan B 5.250%, 3/12/21	79	76
Empire Generating Co, LLC Advance Term Loan C 5.250%, 3/12/21	6	6
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.) 4.250%, 6/19/16	85	85
Moxie Patriot LLC Construction B-1 Advances 6.750%, 12/19/20	115	115
Panda Temple Power, LLC Advance 7.250%, 3/6/22	45	43
Texas Competitive Electric Holdings Company, LLC (TXU) 2014 Term Loan 4.673%, 10/10/15(12)	290	147
Texas Competitive Electric Holdings Company, LLC (TXU) 2017 Term Loan 0.000%, 10/10/17(11)(12)	231	119

		591

TOTAL LOAN AGREEMENTS (Identified Cost $4,886)		4,629

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

PREFERRED STOCK—0.4%

Consumer Staples—0.2%
Bunge Ltd. 4.875%	1,100	$ 114
Universal Corp. /VA 6.750%	50	64

		178

Financials—0.1%
Cowen Group, Inc. Series A 144A 5.625%(4)	95	97

Retail—0.1%
Ramco-Gershenson Properties Trust Series D REIT 7.250%	1,455	90

TOTAL PREFERRED STOCK (Identified Cost $359)		365

COMMON STOCKS—30.1%

Consumer Discretionary—5.2%
Ainsworth Game Technology, Ltd.	21,617	47
Aramark	7,778	248
Cineplex, Inc.	535	20
Dollar General Corp.	5,394	434
Dollar Tree, Inc.(13)	1,371	107
Europris ASA 144A(4)(13)	3,854	20
Eutelsat Communications SA	4,352	133
Expedia, Inc.	4,308	523
G-III Apparel Group, Ltd.(13)	1,505	109
Harley-Davidson, Inc.	7,260	423
JAKKS Pacific, Inc.(13)	637	6
Jarden Corp.(13)	7,702	424
Liberty Ventures(13)	4,499	187
McDonald’s Corp.	2,685	268
Mohawk Industries, Inc.(13)	1,440	290
Newell Rubbermaid, Inc.	8,183	354
RCI Hospitality Holdings, Inc.(13)	2,283	25
SES SA	3,908	121
Spin Master Corp. 144A(4)(13)	892	12
Tiffany & Co.	837	80
Time Warner, Inc.	3,254	286
VF Corp.	2,724	210

	SHARES	VALUE

Consumer Discretionary—continued
Yum! Brands, Inc.(9)	9,894	$ 868

		5,195

Consumer Staples—0.6%
Herbalife, Ltd.(13)	3,705	187
Molson Coors Brewing Co.	2,744	195
Mondelez International, Inc. Class A	4,604	208

		590

Energy—3.2%
Alpha Natural Resources, Inc.(13)	11,282	1
Cobalt International Energy, Inc.(13)	100	1
EnLink Midstream LLC	338	9
Exterran Holdings, Inc.	2,203	55
Gaslog Ltd.	3,705	57
Golar LNG Ltd.	22,116	953
Halliburton Co.	11,391	476
Kinder Morgan, Inc.	2,084	72
ONEOK, Inc.	2,651	100
Phillips 66	461	37
SemGroup Corp. Class A	2,464	175
Targa Resources Corp.	2,048	181
Tesoro Corp.	5,470	532
TransCanada Corp.	870	34
Valero Energy Corp.	4,183	274
Williams Cos, Inc. (The)	5,634	296

		3,253

Financials—0.7%
ADO Properties SA 144A(4)(13)	280	6
Banca Popolare dell’Emilia Romagna SC	481	4
Banca Sistema SpA 144A(4)(13)	4,089	21
Banco Popolare SC(13)	240	4
Boulevard Acquisition Corp.(13)	1,441	17
Citigroup, Inc.	1,366	80
Comerica, Inc.	2,110	100
Commerzbank AG(13)	5,648	73
Danske Bank A/S	1,144	36
Deutsche Boerse AG	993	90
Element Financial Corp.(13)	964	15
Flow Traders 144A(4)(13)	155	6
FNF Group	2,246	88

	SHARES	VALUE

Financials—continued
Hoist Finance AB 144A(4)(13)	379	$ 3
KAR Auction Services, Inc.	2,034	79
LEG Immobilien AG	160	12
Springleaf Holdings, Inc.(13)	1,478	75
Unione di Banche Italiane SCpA	481	4
Voya Financial, Inc.	344	16

		729

Health Care—3.7%
Agilent Technologies, Inc.	5,087	208
Allergan PLC(9)(13)	2,702	895
Baxalta, Inc.(13)	1,229	40
Biogen, Inc.(13)	322	103
Bristol-Myers Squibb Co.	446	29
Centene Corp.(13)	2,498	175
Cooper Cos, Inc. (The)	324	57
CRH Medical Corp.(13)	1,470	6
Exelixis, Inc.(13)	11,820	68
HCA Holdings, Inc.(13)	5,706	531
Health Net, Inc./CA(13)	4,397	294
Humana, Inc.	66	12
Merck & Co., Inc.	8,216	484
NantKwest, Inc.(13)	83	3
Pfizer, Inc.	3,079	111
Sequenom, Inc.(13)	4,198	12
Shire PLC ADR	488	130
Theravance, Inc.	111	2
United Therapeutics Corp.(13)	227	38
Vertex Pharmaceuticals, Inc.(13)	551	74
Zimmer Biomet Holdings, Inc.	4,559	475

		3,747

Industrials—4.9%
Abertis Infraestructuras SA	8,485	139
Aercap Holdings NV(9)(13)	20,483	959
Aeroports de Paris	484	58
Air Canada(13)	2,860	26
American Airlines Group, Inc.	200	8
ASTM SpA	1,700	23
Atlantia SpA	8,850	236
Avis Budget Group, Inc.(9)(13)	18,913	821
CSX Corp.	4,449	139

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Industrials—continued
Flughafen Wien AG	220	$19
Flughafen Zuerich AG	86	71
Fraport AG Frankfurt Airport Services Worldwide	1,108	73
Hertz Global Holdings, Inc.(9)(13)	36,886	627
Japan Airlines Co. Ltd.	9,000	340
Macquarie Atlas Roads Group	12,800	32
Macquarie Infrastructure Co. LLC	4,336	368
Metalico, Inc.(13)	21,544	11
Norfolk Southern Corp.	2,020	170
Precision Castparts Corp.	316	62
Societa Iniziative Autostradali e Servizi SpA	2,450	29
SolarCity Corp.(13)	205	12
Southwest Airlines Co.	347	13
Spirit Airlines, Inc.(13)	317	19
Spotless Group Holdings, Ltd.	24,120	34
Transurban Group	16,831	123
Tyco International PLC	662	25
United Continental Holdings, Inc.(13)	256	14
Vinci SA	3,760	241
Waste Connections, Inc.	3,773	189

		4,881

Information Technology—8.8%
Activision Blizzard, Inc.	10,636	274
Alliance Data Systems Corp.(13)	848	233
ARM Holdings PLC ADR	10,674	502
ASML Holding NV	6,292	624
CDK Global, Inc.	5,468	282
eBay, Inc.(9)(13)	13,281	373
EVERTEC, Inc.	960	18
Facebook, Inc. Class A(13)	5,171	486
Google, Inc. Class A(13)	1,339	880
Juniper Networks, Inc.	28,596	813
M/A-COM Technology Solutions Holdings, Inc.(13)	168	6
Microsoft Corp.	20,233	945

	SHARES	VALUE

Information Technology—continued
Motorola Solutions, Inc.	9,678	$582
PayPal Holdings, Inc.(9)(13)	12,737	493
Sandvine Corp.(13)	4,845	13
VeriFone Systems, Inc.(13)	16,455	530
VeriSign, Inc.(13)	5,731	407
Violin Memory, Inc.(13)	2,302	5
Visa, Inc. Class A	2,224	168
Yahoo!, Inc.(9)(13)	30,646	1,124

		8,758

Materials—1.6%
Albemarle Corp.	6,483	351
Berry Plastics Group, Inc.(13)	630	21
Cemex SAB de CV ADR(13)	17,621	150
Eastman Chemical Co.	1,299	102
Methanex Corp.	10,763	485
Nampak, Ltd.	2,182	5
PPG Industries, Inc.	4,071	441
United States Steel Corp.	34	1

		1,556

Telecommunication Services—0.0%
Infrastrutture Wireless Italiane SpA 144A(4)(13)	1,530	8

Utilities—1.4%
Ameren Corp.	3,300	136
AusNet Services	33,999	35
DUET Group	54,075	87
DUET Group(14)	26,021	42
Great Plains Energy, Inc.	5,350	140
Hera SpA	17,200	43
NRG Energy, Inc.	5,700	128
Pennon Group PLC	9,165	117
PG&E Corp.	1,050	55
REN - Redes Energeticas Nacionais SGPS SA	1,440	4
SJW Corp.	330	10
Snam SpA	45,500	224
Spark Infrastructure Group	39,962	56
Terna Rete Elettrica Nazionale SpA	47,489	221
Toho Gas Co. Ltd.	4,000	24

	SHARES	VALUE

Utilities—continued
Tokyo Gas Co. Ltd.	13,000	$70

		1,392

TOTAL COMMON STOCKS (Identified Cost $29,896)		30,109

RIGHTS—0.0%

Health Care—0.0%
Community Health Systems, Inc.(13)	6,335	—	(15)

TOTAL RIGHTS (Identified Cost $0)		—	(15)

EXCHANGE-TRADED FUNDS—0.1%

Exchange Traded Funds—0.1%
iShares MSCI Mexico Capped ETF	1,100	62
ProShares Short 20+ Year Treasury(13)	3,050	76

		138

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $155)		138

MASTER LIMITED PARTNERSHIPS—10.4%

Electric-Generation—0.0%
8Point3 Energy Partners LP(13)	300	5

Energy—0.3%
Columbia Pipeline Partners LP	3,308	77
Golar LNG Partners LP	294	6
Tallgrass Energy Partners LP	2,311	107
VTTI Energy Partners LP	3,118	73

		263

Gas-Distribution—0.0%
AmeriGas Partners LP	1,327	61

Gas-Transportation—0.1%
PBF Logistics LP	2,009	46
Western Gas Equity Partners LP	966	56

		102

Oil & Gas Equipment & Services—0.0%
USA Compression Partners LP	58	1

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Oil Components-Exploration and Production—0.4%
Antero Midstream Partners LP	5,330	$ 142
EQT GP Holdings LP(13)	926	30
Summit Midstream Partners LP	6,969	209

		381

Oil-Field Services—0.5%
CrossAmerica Partners LP(9)	5,670	158
Exterran Partners LP	9,333	193
Rice Midstream Partners LP	8,577	143

		494

Pipelines—9.0%
Boardwalk Pipeline Partners LP	4,086	57
Buckeye Partners LP	8,354	626
Cheniere Energy Partners LP	4,124	124
Cone Midstream Partners LP	1,285	20
Crestwood Midstream Partners LP	2,570	26
DCP Midstream Partners LP	1,881	59
Dominion Midstream Partners LP(13)	1,877	66
Energy Transfer Equity LP(9)	33,412	1,005
Energy Transfer Partners LP	18,000	922
Enterprise Products Partners LP(9)	49,051	1,390
EQT Midstream Partners LP	2,489	196
Genesis Energy LP	2,541	113
Magellan Midstream Partners LP	9,625	678
MarkWest Energy Partners LP	7,420	485
MPLX LP	1,156	64
NGL Energy Partners LP	9,055	251
NuStar Energy LP	3,613	204
ONEOK Partners LP	4,838	157
PennTex Midstream Partners LP(13)	3,550	61
Plains All American Pipeline LP	17,632	736
Plains GP Holdings LP Class A	13,481	346

	SHARES	VALUE

Pipelines—continued
Shell Midstream Partners LP	6,468	$275
Sunoco Logistics Partners LP	4,956	185
Tallgrass Energy Partners LP	1,869	56
Targa Resources Partners LP	3,874	145
Tesoro Logistics LP	7,324	384
Williams Partners LP	7,155	330

		8,961

Transportation-Marine—0.1%
Teekay LNG Partners Ltd.	3,383	93

TOTAL MASTER LIMITED PARTNERSHIPS
(Identified Cost $10,872)		10,361

REAL ESTATE INVESTMENT TRUSTS—6.5%

Apartments—1.3%
AvalonBay Communities, Inc.	2,460	424
Camden Property Trust	3,948	314
Equity Residential	6,750	505

		1,243

Diversified—0.3%
Digital Realty Trust, Inc.	315	20
DuPont Fabros Technology, Inc.	839	26
Vornado Realty Trust	2,305	225

		271

Freestanding—0.1%
Spirit Realty Capital, Inc.	6,431	65

Health Care—0.5%
HCP, Inc.	833	32
Health Care REIT, Inc.	1,682	117
Senior Housing Properties Trust	3,601	62
Ventas, Inc.	4,460	299

		510

Industrial—0.3%
Prologis, Inc.	6,501	264
Terreno Realty Corp.	1,483	31

		295

Infrastructure—0.6%
American Tower Corp.	6,290	598

	SHARES	VALUE

Lodging/Resort—0.3%
LaSalle Hotel Properties	4,476	$ 149
RLJ Lodging Trust	3,831	114
Sunstone Hotel Investors, Inc.	5,664	80

		343

Mixed—0.1%
Duke Realty Corp.	6,690	135

Mortgage—0.0%
Apollo Commercial Real Estate Finance, Inc.	2,021	34
RAIT Financial Trust	583	3

		37

Office—0.8%
BioMed Realty Trust, Inc.	5,562	120
Boston Properties, Inc.	2,089	257
Corporate Office Properties Trust	2,738	63
Hudson Pacific Properties, Inc.	2,718	84
Mack-Cali Realty Corp.	1,526	32
New York REIT, Inc.	6,257	65
Paramount Group, Inc.	4,697	84
SL Green Realty Corp.	846	97

		802

Regional Malls—1.2%
CBL & Associates Properties, Inc.	7,138	117
General Growth Properties, Inc.	3,925	106
Simon Property Group, Inc.	4,331	811
Taubman Centers, Inc.	2,281	171

		1,205

Self Storage—0.4%
Public Storage	1,775	364

Shopping Centers—0.4%
Acadia Realty Trust	473	15
Brixmor Property Group, Inc.	3,378	83
Federal Realty Investment Trust	1,190	163
Ramco-Gershenson Properties Trust	2,939	50

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Shopping Centers—continued
Retail Properties of America, Inc. Class A	2,921	$ 42

		353

Timber—0.2%
Weyerhaeuser Co.	7,173	220

Warehouse/Industrial—0.0%
EastGroup Properties, Inc.	389	24

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Identified Cost $6,647)		6,465

	CONTRACTS

PURCHASED OPTIONS—0.0%

Call Options—0.0%
EMC Corp. Expiring 10/16/15 Strike Price $27	42	5
iShares Russell 2000 ETF Expiring 08/07/15 Strike Price $124	100	4
iShares Russell 2000 ETF Expiring 08/14/15 Strike Price $122	100	17
Micron Technology, Inc. Expiring 10/16/15 Strike Price $21	7	1
Tivo, Inc. Expiring 01/15/16 Strike Price $12	10	—	(15)
United States Steel Corp. Expiring 09/18/15 Strike Price $19	13	2

		29

Put Options—0.0%
Markit CDX North American High Yield Index Expiring 09/16/15 Strike Price $103	100	5

	CONTRACTS	VALUE

Put Options—continued
Teck Resources, Ltd. Expiring 02/19/16 Strike Price $4	19	$ 1

		6

TOTAL PURCHASED OPTIONS
(Identified Cost $51)		35

TOTAL LONG TERM INVESTMENTS — 79.2%
(Identified Cost $81,449)		79,134

	SHARES

SHORT-TERM INVESTMENTS—21.9%

Money Market Mutual Funds—21.9%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	21,864,274	21,864

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $21,864)		21,864

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS — 101.1%
(Identified Cost $103,313)		100,998	(1)

	PAR VALUE

SECURITIES SOLD SHORT—(9.9)%

U.S. GOVERNMENT SECURITIES—(0.4)%
United States Treasury Note/Bond
1.500%, 5/31/20	$(165,000)	(165)
2.125%, 5/15/25	(267,000)	(265)

		(430)

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $(425))		(430)

CONVERTIBLE BONDS—(0.1)%

Energy—(0.1)%
Chesapeake Energy Corp. 2.500%, 5/15/37	(15,000)	(14)
Cobalt International Energy, Inc. 2.625%, 12/1/19	(25,000)	(17)

		(31)

	PAR VALUE	VALUE

Materials—0.0%
United States Steel Corp. 2.750%, 4/1/19	$(19,000)	$ (21)

TOTAL CONVERTIBLE BONDS
(Identified Cost $(50))		(52)

	SHARES

COMMON STOCKS—(9.4)%

Consumer Discretionary—(0.2)%
Carriage Services, Inc.	(1,712)	(41)
Hovnanian Enterprises, Inc. Class A(13)	(3,695)	(7)
JAKKS Pacific, Inc.(13)	(6,358)	(63)
LGI Homes, Inc.(13)	(2,265)	(44)
TiVo, Inc.(13)	(689)	(7)

		(162)

Consumer Staples—(0.2)%
Bunge Ltd.	(773)	(62)
Hain Celestial Group, Inc. (The)(13)	(333)	(23)
Universal Corp./VA	(890)	(51)
Vector Group, Ltd.	(2,899)	(73)

		(209)

Energy—(0.3)%
Alon USA Energy, Inc.	(5,681)	(106)
Alpha Natural Resources, Inc.(13)	(11,282)	(1)
Amyris, Inc.(13)	(10,697)	(17)
Green Plains, Inc.	(2,889)	(65)
Renewable Energy Group, Inc.(13)	(5,459)	(55)
Solazyme, Inc.(13)	(17,045)	(40)

		(284)

Exchange Traded Funds—(5.6)%
Energy Select Sector SPDR Fund	(1,100)	(76)
iShares Russell 2000 ETF	(11,096)	(1,365)
SPDR S&P 500 ETF Trust	(19,707)	(4,148)
SPDR S&P Oil & Gas Exploration & Production ETF	(1,511)	(58)

		(5,647)

Financials—(0.3)%
AmTrust Financial Services, Inc.	(486)	(34)

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Financials—continued
Cowen Group, Inc., Class A(13)	(24,203)	$(137)
Encore Capital Group, Inc.(13)	(1,184)	(51)
Forest City Enterprises, Inc. Class A(13)	(811)	(19)
Hannover Rueck SE	(207)	(22)
MGIC Investment Corp.(13)	(2,142)	(23)
New Mountain Finance Corp.	(879)	(13)

		(299)

Health Care—(0.6)%
ANI Pharmaceuticals, Inc.(13)	(964)	(69)
Exelixis, Inc.(13)	(18,071)	(104)
Healthways, Inc.(13)	(514)	(6)
Hologic, Inc.(13)	(1,155)	(48)
Ironwood Pharmaceuticals, Inc.(13)	(3,119)	(33)
Merck & Co., Inc.	(355)	(21)
Omnicare, Inc.	(1,220)	(118)
PDL BioPharma, Inc.	(700)	(4)
Quidel Corp.(13)	(1,783)	(37)
Sequenom, Inc.(13)	(15,001)	(42)
Theravance, Inc.	(4,697)	(72)
Wright Medical Group, Inc.(13)	(2,352)	(61)

		(615)

Industrials—(0.4)%
AAR Corp.	(503)	(14)
Aegean Marine Petroleum Network, Inc.	(675)	(7)
Altra Industrial Motion Corp.	(2,522)	(64)
Ascent Capital Group, Inc. Class A(13)	(315)	(12)
Atlas Air Worldwide Holdings, Inc.(13)	(466)	(23)
Cenveo, Inc.(13)	(13,083)	(23)
Navistar International Corp.(13)	(949)	(17)
SolarCity Corp.(13)	(515)	(30)
Trinity Industries, Inc.	(5,817)	(170)

		(360)

Information Technology—(1.5)%
Alibaba Group Holding, Ltd. ADR(13)	(11,158)	(874)
Avid Technology, Inc.(13)	(1,825)	(22)

	SHARES	VALUE

Information Technology—continued
Blucora, Inc.(13)	(2,079)	$(29)
EMC Corp.	(2,427)	(65)
FireEye, Inc.(13)	(1,048)	(47)
Intel Corp.	(1,349)	(39)
LinkedIn Corp. Class A(13)	(132)	(27)
Micron Technology, Inc.(13)	(400)	(7)
NetSuite, Inc.(13)	(504)	(50)
Photronics, Inc.(13)	(7,500)	(62)
SanDisk Corp.	(214)	(13)
SunEdison, Inc.(13)	(3,210)	(75)
Violin Memory, Inc.(13)	(11,356)	(27)
Vishay Intertechnology, Inc.	(1,204)	(14)
WebMD Health Corp.(13)	(1,139)	(50)
Workday, Inc., Class A(13)	(662)	(56)

		(1,457)

Materials—0.0%
United States Steel Corp.	(615)	(12)

Mortgage—0.0%
Apollo Commercial Real Estate Finance, Inc.	(805)	(14)
Colony Capital, Inc., Class A	(815)	(18)
Redwood Trust, Inc.	(460)	(7)

		(39)

Retail—(0.1)%
Ramco-Gershenson Properties Trust	(3,575)	(61)

Specialized—0.0%
CorEnergy Infrastructure Trust, Inc.	(1,515)	(9)

Telecommunication Services—(0.2)%
AT&T, Inc.	(6,602)	(229)

TOTAL COMMON STOCKS
(Proceeds $9,584)		(9,383)

TOTAL SECURITIES SOLD SHORT — (9.9)%
(Identified Cost $(10,059))		(9,865)	(1)

	CONTRACTS	VALUE

WRITTEN OPTIONS—0.0%

Put Options—0.0%
EMC Corp. Expiring 01/15/16 Strike Price $25	(28)	$(2)
iShares Russell 2000 ETF Expiring 08/07/15 Strike Price $122	(100)	(5)
Teck Resources, Ltd. Expiring 02/19/16 Strike Price $2	(39)	(1)
Tivo, Inc. Expiring 01/15/16 Strike Price $10	(10)	(1)

		(9)

TOTAL WRITTEN OPTIONS
(Proceeds $13)		(9)	(1)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS — 91.2%
(Identified Cost $93,241)		$91,124
Other assets and liabilities, net — 8.8%		8,743

NET ASSETS — 100.0%		$99,867

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at July 31, 2015, see the Notes to Schedule of Investments and Securities Sold Short.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at July 31, 2015.
(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities amounted to a value of $12,175 or 12.2% of net assets.
(5)	Security in default.
(6)	86% of the income received was in cash and 14% in PIK.
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	Illiquid security.
(9)	All or a portion segregated as collateral for securities sold short.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JULY 31, 2015 (Unaudited)

(10)    100% of the income received was in cash and 0% in PIK.

(11)    This loan will settle after July 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(12) Security in default, interest payments are being received during the bankruptcy proceedings. (13) Non-income producing. (14) Security valued at fair value as determined in good faith by or under the direction of the Trustees. (15) Amount is less than $500.

Abbreviations:
ADR	American Depositary Receipt
CBT	Chicago Board of Trade
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund
ICE	Intercontinental Exchange
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment in Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trusts
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Currencies:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Currency Unit
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

Country Weightings (Unaudited)†

United States	74%
Netherlands	2
Canada	2
United Kingdom	2
Luxembourg	2
Ireland	1
Bermuda	1
Marshall Islands	1
Italy	1
Australia	1
Other	13

Total	100%

†% of total investments, net of securities sold short and written options, as of July 31, 2015.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

Futures contracts as of July 31, 2015 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation/(Depreciation)
Brent Crude Future	August 2015	(1)	$(52)	$ 5
Cac40 10 Euro Future	August 2015	4	225	2
Hang Seng Index Future	August 2015	1	158	(3)
10-Year Mini JGB Future	September 2015	1	119	—(a)
Australian 10-Year Bond Future	September 2015	(5)	(3,483)	(11)
Canada 10-Year Bond Future	September 2015	1	110	3
Cocoa Future	September 2015	5	166	—(a)
DJIA E-Mini (CBT)	September 2015	(5)	(440)	—(a)
Euro - Bund Future	September 2015	(4)	(682)	(8)
Euro STOXX 50	September 2015	6	239	2
FTSE 100 Index Future	September 2015	(6)	(623)	(14)
Gas Oil Future (ICE)	September 2015	(1)	(49)	2
Gasoline RBOB Future	September 2015	1	74	(4)
LME Copper Future	September 2015	3	392	(51)
LME Copper Future	September 2015	(6)	(784)	89
LME Primary Aluminum Futures	September 2015	1	40	(4)
LME Primary Aluminum Futures	September 2015	(7)	(281)	27
LME Zinc	September 2015	3	143	(20)
LME Zinc	September 2015	(6)	(287)	16
Long Gilt Future	September 2015	(2)	(366)	(3)
NASDAQ 100 E-Mini	September 2015	6	550	4
Natural Gas Future	September 2015	(7)	(190)	3
Nikkei 225	September 2015	8	663	10
NY Harbor ULSD Future	September 2015	(1)	(67)	4
Russell 2000 E-Mini Index	September 2015	3	371	(9)
S&P 500 E-Mini Future	September 2015	2	210	2
Silver Future	September 2015	(3)	(221)	21
TOPIX Index Future	September 2015	4	536	4
U.S. Long Bond (CBT)	September 2015	(3)	(468)	(14)
WTI Crude Future	September 2015	(2)	(94)	10
U.S. 5-Year Note (CBT)	October 2015	21	2,517	8
Coffee ‘C’ Future	December 2015	(5)	(241)	(9)
Corn Future	December 2015	(4)	(76)	—(a)
Cotton No. 2 Future	December 2015	2	64	(2)
Gold 100 Ounce Future	December 2015	(6)	(657)	6
KC HRW Wheat Future	December 2015	(4)	(102)	9
Soybean Meal Future	December 2015	3	97	(5)
Soybean Oil Future	December 2015	(2)	(36)	5
Sugar #11 (World)	December 2015	(4)	(50)	5
Wheat Future (CBT)	December 2015	(3)	(76)	1
3-Month Euro Euribor	December 2016	25	6,903	3
90 Days Euro Bond	December 2016	55	13,573	19
90 Days Sterling Bond	December 2016	3	578	1

Total				$ 104

Footnote Legend:

(a)	Amount is less than $500.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

Forward foreign currency exchange contracts as of July 31, 2015 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty#	Settlement Date	Unrealized Appreciation (Depreciation)

AUD*	253	USD	192	Bank Of America N.A.	9/18/15	$ (8)
CAD*	869	USD	706	Bank Of America N.A.	9/18/15	(41)
CHF*	874	USD	935	Bank Of America N.A.	9/18/15	(29)
EUR*	387	USD	424	Bank Of America N.A.	9/18/15	2
EUR	37	USD	41	The Bank Of New York	9/15/15	— (a)
GBP*	575	USD	901	Bank Of America N.A.	9/18/15	(3)
JPY*	26,342	USD	215	Bank Of America N.A.	9/18/15	(3)
JPY	55,000	USD	451	JPMorgan Chase Bank N.A.	9/16/15	(7)
MXN*	669	USD	42	Bank Of America N.A.	9/18/15	(1)
NZD*	48	USD	32	Bank Of America N.A.	9/18/15	(1)
USD*	1,081	AUD	1,431	Bank Of America N.A.	9/18/15	37
USD*	1,290	CAD	1,610	Bank Of America N.A.	9/18/15	59
USD*	1,036	CHF	991	Bank Of America N.A.	9/18/15	8
USD*	282	EUR	253	Bank Of America N.A.	9/18/15	4
USD*	358	GBP	231	Bank Of America N.A.	9/18/15	(2)
USD*	664	JPY	82,122	Bank Of America N.A.	9/18/15	1
USD*	441	MXN	6,885	Bank Of America N.A.	9/18/15	15
USD*	430	NZD	620	Bank Of America N.A.	9/18/15	22
USD	922	JPY	113,000	JPMorgan Chase Bank N.A.	9/16/15	10
USD	315	EUR	292	JPMorgan Chase Bank N.A.	10/02/15	(6)
USD	402	EUR	365	JPMorgan Chase Bank N.A.	7/25/16	(2)
USD	214	EUR	201	JPMorgan Chase Bank N.A.	9/15/16	(9)
USD	120	EUR	106	The Bank Of New York	9/15/15	4

Total						$ 50

Footnote Legend:

(a)	Amount is less than $500.
*	Non deliverable forward. See Notes to Schedules of Investments and Securities Sold Short.
#	May be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

Over-the-counter total return swap outstanding as of July 31, 2015 was as follows:

Reference Entity	Floating Rate(a)	Counterparty#	Expiration Date	Notional Amount		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Acciona SA	1-month EURIBOR	Bank Of America N.A.	1/30/19	$138	USD	$ 5	$ (2)	$ 7
Acciona SA	1-month EURIBOR	Bank Of America N.A.	11/26/16	93	USD	(5)	—	(5)
Arrow Global Group PLC	1-month LIBOR	Bank Of America N.A.	8/15/16	24	USD	1	—	1
Barratt Development PLC	1-month LIBOR	Bank Of America N.A.	1/25/17	5	USD	— (b)	—	— (b)
Berkeley Group	1-month LIBOR	Bank Of America N.A.	1/25/17	5	USD	— (b)	—	— (b)
Cairn Homes, Ltd.	1-month EURIBOR	Bank Of America N.A.	12/14/16	35	USD	2	—	2
CRH PLC	1-month EURIBOR	Bank Of America N.A.	8/26/16	7	USD	— (b)	—	— (b)
Energy Transfer Equity LP	Federal Funds Effective Rate	Morgan Stanley	5/28/16	290	USD	—	—	—
Entertainment One, Ltd.	1-month LIBOR	Bank Of America N.A.	11/01/16	9	USD	— (b)	—	— (b)
Grupo Financiero Banorte	Federal Funds Effective Rate	Morgan Stanley	5/13/17	325	USD	1	—	1
IBoxx USD Liquid High Yield Index	2-month LIBOR	JPMorgan Chase Bank N.A.	9/21/15	456	USD	— (b)	—	— (b)
IBoxx USD Liquid High Yield Index	3-month LIBOR	JPMorgan Chase Bank N.A.	9/21/15	109	USD	1	—	1
Ingenico	Federal Funds Effective Rate	Morgan Stanley	5/09/16	50	USD	— (b)	—	— (b)
London Stock Exchange Group PLC	1-month LIBOR	Bank Of America N.A.	9/30/16	7	USD	— (b)	—	— (b)
Northstar Realty Finance	Federal Funds Effective Rate	Morgan Stanley	4/21/17	407	USD	—	—	—
Optimal Payments PLC	1-month LIBOR	Bank Of America N.A.	10/10/16	1	USD	— (b)	—	— (b)
Origin Enterprises PLC	1-month EURIBOR	Bank Of America N.A.	9/30/16	9	USD	— (b)	—	— (b)
Phillips 66 Partners LP	Federal Funds Effective Rate	Morgan Stanley	9/26/16	29	USD	—	—	—
Savills PLC	1-month LIBOR	Bank Of America N.A.	11/30/16	14	USD	1	—	1
Sophos Group PLC	1-month LIBOR	Bank Of America N.A.	12/30/16	10	USD	1	—	1
Telit Comm PLC	1-month LIBOR	Bank Of America N.A.	1/17/17	1	USD	— (b)	—	— (b)
TUI AG	1-month LIBOR	Bank Of America N.A.	12/12/16	9	USD	— (b)	—	— (b)
Vivendi	1-month EURIBOR	Bank Of America N.A.	12/14/16	19	USD	— (b)	—	— (b)
Vodafone Group PLC	Federal Funds Effective Rate	Morgan Stanley	6/25/17	70	USD	— (b)	—	— (b)

Total						$ 7	$ (2)	$ 9

Footnote Legend:

(a)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(b)	Amount is less than $500.
#	May be comprised of multiple contracts with the same counterparty, floating rule and expiration date.

Over-the-counter total return basket swap(a) outstanding at July 31, 2015 was as follows:

Counterparty	Description	Notional	Termination Date	Value

Morgan Stanley	The Fund pays the total return on a portfolio of short positions and receives the Federal Funds Effective Rate (+/- a spread), which is denominated in U.S. Dollars based on the local currencies of the positions within the swap. The portfolio consists of about 200 short positions in U.S. Equities and ADRs which are diversified across all sectors and have a market cap restricted to the top 700 positions in the Russell 3000. There are no embedded fees.	10,694	7/27/17	$(12)

Footnote Legend:

(a) Net payment made at reset date.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of July 31, 2015 (See Security Valuation Note 12B in the Schedule of Investments and Securities Sold Short):

	Total Value at July 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$ 1,073	$ —	$ 876	$ 197
Municipal Bonds	286	—	286	—
Mortgaged-Backed Securities	35	—	35	—
Asset-Backed Securities	368	—	368	—
Corporate Bonds	18,255	—	18,108	147
Convertible Bonds	7,015	—	7,015	—
Loan Agreements	4,629	—	4,629	—
Equity Securities:
Preferred Stock	365	268	97	—
Common Stocks	30,109	30,067	42	—
Rights	—(a)	— (a)	—	—
Exchange-Traded Funds	138	138	—	—
Master Limited Partnerships	10,361	10,361	—	—
Real Estate Investment Trusts	6,465	6,465	—	—
Short-Term Investments	21,864	21,864	—	—
Purchased Options	35	35	—	—
Futures Contracts	261	261	—	—
Foreign currency exchange contracts	167	—	167	—
Over-the-Counter Total Return Swap	12	—	12	—

Total Assets	101,438	69,459	31,635	344

Liabilities:
Securities Sold Short	(9,865)	(9,383)	(482)	—
Written Options	(9)	(9)	—	—
Futures Contracts	(157)	(157)	—	—
Foreign currency exchange contracts	(117)	—	(117)	—
Over-the-Counter Total Return Swap	(5)	—	(5)	—
Over-the-Counter Total Return Basket Swap	(12)	—	(12)	—

Total Liabilities	$(10,165)	$(9,549)	$ (616)	$ —

Footnote Legend:

(a)	Amount is less than $500.

Securities held by the Fund with an end of period value of $178 were transferred from level 2 to level 1 since an exchange price became available.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JULY 31, 2015 (Unaudited)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value.

	Total	Foreign Government Securities	Corporate Bonds	Convertible Bonds
Investments in Securities
Balance as of October 31, 2014	$ 452	$ 236	$ 149	$ 67
Accrued discount/(premium)	— (a)	— (a)	—	— (a)
Realized gain (loss)	(16)	—	—	(16)
Change in unrealized appreciation (depreciation)(b)	(15)	(39)	— (a)	24
Purchases	—	—	—	—
Sales	(75)	—	—	(75)
Transfers into Level 3(c)	—	—	—	—
Transfers from Level 3(c)	—	—	—	—
Paydowns	(2)	—	(2)	—

Balance as of July 31, 2015	$ 344	$ 197 (d)	$ 147 (d)	$ —

Footnote Legend:

(a)	Amount is less than $500.

(b)	The change in unrealized appreciation (depreciation) on investments still held as of July 31, 2015 was $(39).

(c)	“Transfers into and/or from” represent the ending value as of July 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(d)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

None of the securities in this table are internally fair valued.

See Notes to Schedule of Investments.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES—1.6%
Argentine Republic Government International Bond 8.280%, 12/31/33(2)	1,402	EUR	$1,349
Hellenic Republic Government Bond 3.000%, 2/24/42(3)	500	EUR	247

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,695)			1,596

ASSET-BACKED SECURITIES—1.0%
VOLT XXXV LLC 2015-NPL9, A1 144A 3.500%, 6/26/45(3)(4)	$974		972

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $973)			972

CORPORATE BONDS—28.1%

Consumer Discretionary—10.3%
Cablevision Systems Corp. 5.875%, 9/15/22	500		475
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 5.125%, 12/15/21(4)	1,000		932
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	1,000		871
Clear Channel Worldwide Holdings, Inc. 7.625%, 3/15/20	500		527
iHeartCommunications, Inc.
10.000%, 1/15/18	500		402
9.000%, 12/15/19	1,000		965
iHeartCommunications, Inc. PIK 14.000%, 2/1/21(5)	500		333
Intelsat Jackson Holdings SA 7.250%, 10/15/20	1,000		996
LBI Media, Inc. 144A 10.000%, 4/15/19(4)	3,000		3,086
Lee Enterprises, Inc./IA 144A 9.500%, 3/15/22(4)	1,500		1,536

			10,123

	PAR VALUE	VALUE

Consumer Staples—1.3%
Avon Products, Inc. 7.700%, 3/15/43	$1,000	$787
Dole Food Co., Inc. 144A 7.250%, 5/1/19(4)	500	509

		1,296

Financials—1.1%
Lehman Brothers Holdings, Inc. 0.000%, 5/25/99(2)(3)	10,000	1,088

Health Care—1.3%
Endo, Ltd. / Endo Finance LLC / Endo Finco, Inc. 144A 6.000%, 7/15/23(4)	200	209
Tenet Healthcare Corp. 144A 6.750%, 6/15/23(4)	1,000	1,048

		1,257

Industrials—1.7%
Builders FirstSource, Inc. 144A 10.750%, 8/15/23(4)	665	685
Ceridian HCM Holding, Inc. 144A 11.000%, 3/15/21(4)	500	519
TransDigm, Inc. 6.500%, 7/15/24	500	505

		1,709

Information Technology—4.5%
Advanced Micro Devices, Inc. 7.000%, 7/1/24	500	335
Altegrity, Inc. 144A 9.500%, 7/1/19(4)	2,000	1,920
Avaya, Inc. 144A 7.000%, 4/1/19(4)	1,000	970
First Data Corp. 11.750%, 8/15/21	1,000	1,137

		4,362

Materials—4.4%
Cliffs Natural Resources, Inc. 144A 8.250%, 3/31/20(4)	1,000	912
Hexion, Inc. 6.625%, 4/15/20	1,000	921
Hexion, Inc. / Hexion Nova Scotia Finance ULC

	PAR VALUE	VALUE

Materials—continued
9.000%, 11/15/20	$375	$270
INEOS Group Holdings SA 144A 6.125%, 8/15/18(4)	500	511
Momentive Performance Materials, Inc.
3.880%, 10/24/21	1,000	873
4.690%, 4/24/22	1,000	825

		4,312

Telecommunication Services—1.4%
Level 3 Communications, Inc. 5.750%, 12/1/22	500	504
Sprint Capital Corp. 6.875%, 11/15/28	1,000	850

		1,354

Utilities—2.1%
Calpine Corp. 5.750%, 1/15/25	1,000	979
Dynegy, Inc. 144A 6.750%, 11/1/19(4)	1,000	1,037

		2,016

TOTAL CORPORATE BONDS
(Identified Cost $27,623)		27,517

CONVERTIBLE BONDS—1.8%

Information Technology—1.8%
Nortel Networks Corp. 2.125%, 4/15/34(2)	2,000	1,764

TOTAL CONVERTIBLE BONDS
(Identified Cost $1,800)		1,764

LOAN AGREEMENTS—10.0%

Consumer Discretionary—2.0%
Affinion Group, Inc., Second Lien 8.500%, 10/31/18	2,000	1,809
Charter Communications Operating, LLC (aka CCO Safari LLC) 0.000%, 1/23/23(6)	119	119

		1,928

Consumer Staples—3.0%
Hostess Brands LLC, Second Lien 0.000%, 8/3/23(6)	1,031	1,037

See Notes to Schedule of Investments.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS  (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Consumer Staples—continued
Sun Products Corporation, The (fka Huish Detergents Inc.), Tranche B 0.000%, 3/23/20(6)	$2,000	$1,950

		2,987

Financials—0.1%
Asurion LLC (fka Asurion Corp.), Second Lien 0.000%, 3/3/21(6)	82	83

Information Technology—2.8%
Deltek, Inc., Second Lien 9.500%, 6/26/23	446	451
Eastman Kodak Co. 0.000%, 9/3/19(6)	1,000	993
First Data Corp. 2022 Dollar Term Loan 0.000%, 7/28/22(6)	302	303
Kronos, Inc., Second Lien 9.750%, 4/30/20	1,000	1,035

		2,782

Utilities—2.1%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.) 4.250%, 6/19/16	2,000	2,013

TOTAL LOAN AGREEMENTS
(Identified Cost $9,795)		9,793

CLAIMS—1.4%

Financials—1.4%
Lehman Brothers Trade Claim 12/31/99(7)	10,000	1,338

TOTAL CLAIMS
(Identified Cost $1,340)		1,338

TOTAL LONG TERM INVESTMENTS — 43.9%
(Identified Cost $43,226)		42,980

	SHARES	VALUE

SHORT-TERM INVESTMENTS—61.6%

Money Market Mutual Funds—61.6%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	60,424,166	$60,424

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $60,424)		60,424

TOTAL INVESTMENTS — 105.5%
(Identified Cost $103,650)		$103,404	(1)
Other assets and liabilities, net — (5.5)%		(5,398)

NET ASSETS — 100.0%		$98,006

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at July 31, 2015, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments.

(2)	Security in default.

(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at July 31, 2015.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities amounted to a value of $15,716 or 16% of net assets.

(5)	86% of the income received was in cash and 14% in PIK.

(6)	This loan will settle after July 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(7)	Non-income producing.

See Notes to Schedule of Investments.

VIRTUS CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS  (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

Abbreviations:
LLC	Limited Liability Company
PIK	Payment in Kind

Currencies:
EUR	European Currency Unit

Country Weightings (Unaudited)†
United States	95%
Canada	2
Luxembourg	2
Argentina	1
Total	100%
† % of total investments as of July 31, 2015.

The following table provides a summary of inputs used to value the Fund’s investments as of July 31, 2015 (See Security Valuation Note 2B in the Notes to Financial Statements):

	Total Value at July 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$1,596	$—	$1,596	$—
Asset-Backed Securities	972	—	972	—
Corporate Bonds	27,517	—	27,517	—
Convertible Bonds	1,764	—	1,764	—
Loan Agreements	9,793	—	9,793	—
Claims	1,338	—	1,338	—
Short-Term Investments	60,424	60,424	—	—

Total Assets	$103,404	$60,424	$42,980	$—

There were no transfers between level 1 and level 2 related to securities held at July 31, 2015.

There are no Level 3 (significant unobservable input) priced securities.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

FOREIGN GOVERNMENT SECURITIES—6.9%
Italy Buoni Poliennali Del Tesoro 5.000%, 9/1/40	$2,230	$3,439

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $3,334)		3,439

MORTGAGED-BACKED SECURITIES—2.3%

Non-Agency—2.3%
Government National Mortgage Association 3.000%, 12/16/57	1,351	1,137

TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $1,137)		1,137

	SHARES

EXCHANGE-TRADED FUNDS—1.9%

Exchange Traded Funds—1.9%
iShares MSCI Poland Capped ETF	22,159	496
iShares MSCI Turkey ETF	11,300	486

		982

TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $998)		982

	CONTRACTS

PURCHASED OPTIONS—3.5%

Call Options—1.5%
Call USD 3,000 versus Put INR 222,000 Expiring 07/21/16 Strike price $74	30,000	45
Call USD 5,000 versus Put CNH 31,890 Expiring 07/21/16 Strike price $6.378	50,000	97
Consumer Discretionary Select SPDR Fund Expiring 01/15/16 Strike price $86	1,750	94
Euro Stoxx 50 Expiring 12/20/19 Strike price $4,400	125	288
iShares FTSE A 50 China Index Expiring 12/30/15 Strike price $17.50	515	17

	CONTRACTS	VALUE

Call Options—continued
Nikkei Future Index Expiring 12/09/16 Strike price $27,000	183	$203

		744

Put Options—2.0%
30-Year GBP Interest Rate Swap Expiring 07/22/30 Strike price $3.60	320	188
30-Year USD Interest Rate Swap Expiring 07/22/30 Strike price $3.85	1,000	495
Put EUR 3,450 versus Call USD 3,692 Expiring 06/30/20 Strike price $1.07	34,500	172
Put GBP 1,830 versus Call USD 2,654 Expiring 06/30/17 Strike price $1.45	18,300	57
Put USD 5,000 versus Call CNH 31,890 Expiring 07/21/16 Strike price $6.378	50,000	75

		987

TOTAL PURCHASED OPTIONS
(Identified Cost $1,894)		1,731

TOTAL LONG TERM INVESTMENTS — 14.6%
(Identified Cost $7,363)		7,289

	SHARES

SHORT-TERM INVESTMENTS—82.1%

Money Market Mutual Funds—82.1%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	40,934,605	40,935

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $40,935)		40,935

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS — 96.7%
(Identified Cost $48,298)		48,224	(1)

	CONTRACTS	VALUE

WRITTEN OPTIONS—(0.9)%

Call Options—(0.9)%
Call EUR 2,300 versus Put USD 2,760 Expiring 06/30/20 Strike price $1.20	(23,000)	$(211)
Call GBP versus 610 Put USD 958 Expiring 06/30/17 Strike price $1.57	(6,100)	(39)
Call USD 3,000 versus Put INR 192,000 Expiring 07/21/16 Strike price $64	(30,000)	(202)
iShares FTSE A 50 China Index Expiring 12/30/15 Strike price $20	(515)	(4)

		(456)

TOTAL WRITTEN OPTIONS
(Proceeds $456)		(456	)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS — 95.8%
(Identified Cost $47,842)		$47,768
Other assets and liabilities, net — 4.2%		2,114

NET ASSETS — 100.0%		$49,882

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at July 31, 2015, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS  (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

Abbreviations:
CBT	Chicago Board of Trade
ETF	Exchange Traded Fund
S&P	Standard & Poor’s

Currencies:
AUD	Australian Dollar
CNH	Chinese Yuan
EUR	European Currency Unit
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Country Weightings (Unaudited)†
United States	91%
Italy	7
Germany	1
Other	1
Total	100%
†% of total investments, net of written options, as of July 31, 2015.

Futures contracts as of July 31, 2015 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)
IBEX 35 Index Future	August 2015	(19)	$ (2,345)	$ 78
DAX Index Future	September 2015	3	937	(36)
Euro STOXX 50 Future	September 2015	63	2,504	(59)
Euro-BTP Future	September 2015	(43)	(6,494)	(79)
FTSE 100 Index Future	September 2015	(24)	(2,492)	28
FTSE/MIB Index Future	September 2015	19	2,470	(49)
Russell 2000 E-Mini Index	September 2015	(17)	(2,100)	40
S&P 500 E-Mini Future	September 2015	23	2,413	(27)
U.S. 2 Year Treasury Note (CBT)	October 2015	(114)	(24,973)	(34)

Total				$(138)

Forward foreign currency exchange contracts as of July 31, 2015 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD*	2,500	AUD	3,400	Nomura Securities	9/18/15	$22
USD*	3,300	EUR	3,000	BNP Paribas Securities	9/18/15	3
USD*	500	EUR	460	Nomura Securities	9/18/15	(6)
USD*	500	EUR	460	Nomura Securities	9/18/15	(6)
USD*	1,250	GBP	803	BNP Paribas Securities	9/18/15	(4)
USD*	1,000	JPY	124,255	Nomura Securities	9/18/15	(3)
USD*	2,500	MXN	40,159	BNP Paribas Securities	9/18/15	17

Total						$23

Footnote Legend:

*	Non deliverable forward. See Notes to Schedules of Investments and Securities Sold Short.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS  (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

Over-the-counter inflation swaps outstanding as of July 31, 2015 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

1.760%(a)	CPI Urban Consumer NSA	Nomura Global Financial Products, Inc.	7/23/20	5,250	USD	$28	$ —	$28
2.0675%(b)	CPI Urban Consumer NSA	Nomura Global Financial Products, Inc.	7/23/25	5,250	USD	(50)	—	(50)

Total						$(22)	$ —	$(22)

Footnote Legend:

(a)	Fund pays inflation and receives the fixed rate.
(b)	Fund pays the fixed rate and receives inflation.

Centrally cleared interest rate swaps outstanding as of July 31, 2015 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount			Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

1.295%(a)	EUR-Euribor	JPMorgan Chase Bank N.A.	7/25/26	6,800	(c)	EUR	$85	$ —	$85
1.715%(b)	EUR-Euribor	JPMorgan Chase Bank N.A.	7/25/46	2,750	(c)	EUR	(123)	—	(123)

Total							$(38)	$ —	$(38)

Footnote Legend:

(a)	Fund pays the floating rate and receives the fixed rate.
(b)	Fund pays the fixed rate and receives the floating rate.
(c)	Represents interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2015.

Over-the-counter interest rate swaps outstanding as of July 31, 2015 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

3.870%(a)	6-Month AUD-BBR-BBSW	Nomura Global Financial Products, Inc.	7/24/25	990(b)	AUD	$4	$ —	$4
3.955%(a)	6-Month AUD-BBR-BBSW	Nomura Global Financial Products, Inc.	7/22/25	11,500(b)	AUD	75	—	75
6.855%(a)	28-Day MXN TIIE	Deutsche Bank AG	7/14/21	150,000(b)	MXN	30	—	30
6.890%(a)	28-Day MXN TIIE	Deutsche Bank AG	7/16/21	40,000(b)	MXN	10	—	10

Total						$119	$ —	$119

Footnote Legend:

(a)	Fund pays the floating rate and receives the fixed rate.
(b)	Represents interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2015.

Over-the-counter variance swaps outstanding as of July 31, 2015 were as follows:

Reference Entity	Variance Strike Price	Counterparty	Expiration Date	Notional Amount		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

DJ Euro Stoxx 50(a)	$22.90	BNP Paribas	6/16/17	83	EUR	$(71)	$ —	$(71)
DJ Euro Stoxx 50(b)	21.31	BNP Paribas	6/17/16	37	EUR	15	—	15

Total						$(56)	$ —	$(56)

Footnote Legend:

(a)	Fund pays the fixed strike price and receives the variance payment.
(b)	Fund pays the variance payment and receives the fixed strike price.

See Notes to Schedule of Investments.

VIRTUS MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS (Concluded)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of July 31, 2015 (See Security Valuation Note 2B in the Notes to Financial Statements):

	Total Value at July 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$ 3,439	$ —	$ 3,439
Mortgaged-Backed Securities	1,137	—	1,137
Equity Securities:
Exchange-Traded Funds	982	982	—
Short-Term Investments	40,935	40,935	—
Purchased Options	1,731	508	1,223
Futures Contracts	146	146	—
Foreign currency exchange contracts	42	—	42
Over-the-Counter Inflation Swap	28	—	28
Centrally Cleared Interest Rate Swap	85	—	85
Over-the-Counter Interest Rate Swap	119	—	119
Over-the-Counter Variance Swap	15	—	15

Total Assets	48,659	42,571	6,088

Liabilities:
Written Options	(456)	(4)	(452)
Futures Contracts	(284)	(284)	—
Foreign currency exchange contracts	(19)	—	(19)
Over-the-Counter Inflation Swap	(50)	—	(50)
Centrally Cleared Interest Rate Swap	(123)	—	(123)
Over-the-Counter Variance Swap	(71)	—	(71)

Total Liabilities	$ (1,003)	$ (288)	$ (715)

There were no transfers between level 1 and level 2 related to securities held at July 31, 2015.

There are no Level 3 (significant unobservable input) priced securities.

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—0.8%

Non-Agency—0.8%
United States Treasury Notes 0.500%, 8/31/16(2)	$200	$200

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $200)		200

FOREIGN GOVERNMENT SECURITIES—1.2%
El Salvador Government International Bond 144A 6.375%, 1/18/27(3)	125	120
Sri Lanka Government International Bond 144A 6.000%, 1/14/19(3)	200	206

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $337)		326

MUNICIPAL BONDS—0.6%

Illinois—0.4%
State of Illinois, Series A 5.000%, 6/1/19	100	108

Texas—0.2%
University of Texas System/The 5.000%, 8/15/25	50	61

TOTAL MUNICIPAL BONDS
(Identified Cost $169)		169

MORTGAGED-BACKED SECURITIES—4.5%

Non-Agency—4.5%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 03-AR3, M4 4.482%, 6/25/33(4)	45	44
Banc of America Mortgage Trust 04-11, 5A1 6.500%, 8/25/32	126	128
Bear Stearns Commercial Mortgage Securities Trust 07-PW15, AM 5.363%, 2/11/44	50	52

	PAR VALUE	VALUE

Non-Agency—continued
Citigroup Mortgage Loan Trust, Inc. 03-UP3, A2 7.000%, 9/25/33	$46	$48
Citigroup Mortgage Loan Trust, Inc. 04-UST1, A3 2.192%, 8/25/34(4)	16	17
Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(4)	100	102
DBUBS Mortgage Trust 11-LC3A, D 144A 5.422%, 8/10/44(3)(4)	100	107
FNMA Connecticut Avenue Securities 14-C02, 2M2 2.791%, 5/25/24(4)	250	227
GSR Mortgage Loan Trust 05-5F, B1 5.750%, 6/25/35(4)	196	203
GSR Mortgage Loan Trust 07-1F, 2A2 5.500%, 1/25/37	25	23
Hilton USA Trust 13-HLT, EFX 144A 4.602%, 11/5/30(3)(4)	250	253
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 03-34A, 6A 2.587%, 11/25/33(4)	12	11

TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $1,218)		1,215

ASSET-BACKED SECURITIES—7.4%
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)	280	285
Carnow Auto Receivables Trust 14-1A, D 144A 4.160%, 11/15/18(3)	250	249
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	145	150

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES—continued
Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(3)	$130	$131
Exeter Automobile Receivables Trust 14-2A, C 144A 3.260%, 12/16/19(3)	100	100
Exeter Automobile Receivables Trust 14-3A, D 144A 5.690%, 4/15/21(3)	125	127
Exeter Automobile Receivables Trust 15-2A, C 144A 3.900%, 3/15/21(3)	130	131
Foursight Capital Automobile Receivables Trust 14-1, B 144A 3.560%, 11/22/21(3)	250	253
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(4)	133	134
Leaf Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	100	96
New Century Home Equity Loan Trust 05-A, A4W 5.035%, 8/25/35(4)	40	41
Structured Asset Securities Corp. Pass-Through Certificates Series 02-AL1, A3 3.450%, 2/25/32	33	33
VOLT XXII LLC 15-NPL4, A1 144A 3.500%, 2/25/55(3)(4)	73	73
VOLT XXXI LLC 15-NPL2, A1 144A 3.375%, 2/25/55(3)(4)	93	92
Wendys Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	80	80

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $1,965)		1,975

CORPORATE BONDS—66.4%

Consumer Discretionary—11.7%
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	145	154

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—continued
Boyd Gaming Corp. 9.000%, 7/1/20	$75	$82
6.875%, 5/15/23	65	68
CCO Safari II LLC 144A 4.908%, 7/23/25(3)	10	10
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 5.125%, 12/15/21(3)	150	140
Clear Channel Worldwide Holdings, Inc. 7.625%, 3/15/20	145	153
CSC Holdings LLC 5.250%, 6/1/24	125	116
iHeartCommunications, Inc. 10.000%, 1/15/18	60	48
9.000%, 3/1/21	130	118
Intelsat Jackson Holdings SA 5.500%, 8/1/23	130	118
International Game Technology PLC 144A 5.625%, 2/15/20(3)	200	200
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	70	73
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	175	188
Lear Corp. 5.250%, 1/15/25	120	120
MDC Holdings, Inc. 5.500%, 1/15/24	65	66
Meritor, Inc. 6.750%, 6/15/21	125	129
MGM Resorts International 6.000%, 3/15/23(2)	130	133
MPG Holdco I, Inc. 7.375%, 10/15/22	60	64
New York University 4.142%, 7/1/48	25	24
Omega US Sub LLC 144A 8.750%, 7/15/23(3)	130	127
Penn National Gaming, Inc. 5.875%, 11/1/21	70	72
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	150	163

	PAR VALUE	VALUE

Consumer Discretionary—continued
RCN Telecom Services LLC / RCN Capital Corp. 144A 8.500%, 8/15/20(3)	$85	$89
RSI Home Products, Inc. 144A 6.500%, 3/15/23(3)	65	67
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	145	151
Signet UK Finance PLC 4.700%, 6/15/24	75	77
Standard Pacific Corp. 5.875%, 11/15/24	40	41
Station Casinos LLC 7.500%, 3/1/21	150	161
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 144A 5.250%, 4/15/21(3)	60	60
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	130	129

		3,141

Consumer Staples—2.1%
CVS Health Corp. 3.500%, 7/20/22	100	102
3.875%, 7/20/25	100	102
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	85	86
Kraft Heinz Foods Co. 144A 2.800%, 7/2/20(3)	15	15
3.500%, 7/15/22(3)	15	15
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	25	26
Rite Aid Corp. 6.750%, 6/15/21	120	128
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	20	21
Tops Holding LLC / Tops Markets II Corp. 144A 8.000%, 6/15/22(3)	80	80

		575

	PAR VALUE	VALUE

Energy—7.4%
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	$70	$68
Blue Racer Midstream LLC / Blue Racer Finance Corp. 144A 6.125%, 11/15/22(3)	100	102
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	50	51
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 144A 6.250%, 4/1/23(3)	70	71
Ecopetrol SA 5.375%, 6/26/26	105	102
Ensco PLC 5.200%, 3/15/25	12	11
EP Energy LLC / Everest Acquisition Finance, Inc. 144A 6.375%, 6/15/23(3)	140	132
FTS International, Inc. 144A 7.783%, 6/15/20(3)(4)	55	53
Gulfport Energy Corp. 7.750%, 11/1/20	45	46
Halcon Resources Corp. 8.875%, 5/15/21	70	37
Halcon Resources Corp. 144A 8.625%, 2/1/20(3)	40	38
Helmerich & Payne International Drilling Co. 144A 4.650%, 3/15/25(3)	55	57
Kinder Morgan, Inc./DE 7.750%, 1/15/32	55	63
Kinder Morgan, Inc./DE 144A 5.625%, 11/15/23(3)	60	63
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. 4.875%, 12/1/24	105	103
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	65	60
Newfield Exploration Co. 5.375%, 1/1/26	130	125

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Energy—continued
NGL Energy Partners LP / NGL Energy Finance Corp. 5.125%, 7/15/19	$100	$98
Petroleos Mexicanos 144A
4.250%, 1/15/25(3)	100	97
5.500%, 6/27/44(3)	100	92
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200	122
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	100	103
SM Energy Co. 6.125%, 11/15/22	100	99
Sunoco LP / Sunoco Finance Corp. 144A
5.500%, 8/1/20(3)	70	72
6.375%, 4/1/23(3)	105	108

		1,973

Financials—16.1%
Aircastle, Ltd. 5.125%, 3/15/21	155	160
Allstate Corp. (The) 5.750%, 8/15/53(4)	115	120
Ally Financial, Inc.
3.250%, 2/13/18	25	25
3.600%, 5/21/18	15	15
4.125%, 3/30/20	45	45
4.125%, 2/13/22	40	39
4.625%, 3/30/25	40	39
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A 5.250%, 3/15/25(3)	130	124
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(3)	115	125
Bank of America Corp. 4.200%, 8/26/24	60	60
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	200	209
Braskem America Finance Co. RegS 7.125%, 7/22/41(2)(5)	200	163
Brixmor Operating Partnership LP 3.875%, 8/15/22	10	10
Citizens Financial Group, Inc. 144A 5.500%, 12/29/49(3)(4)	70	69

	PAR VALUE	VALUE

Financials—continued
Corpbanca SA 144A 3.875%, 9/22/19(3)	$200	$204
Corporate Office Properties LP 3.600%, 5/15/23	65	60
CyrusOne LP / CyrusOne Finance Corp. 144A 6.375%, 11/15/22(3)	105	109
Digital Realty Trust LP 3.950%, 7/1/22	45	45
Discover Financial Services 3.950%, 11/6/24	75	74
DuPont Fabros Technology LP 5.875%, 9/15/21	65	67
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	65	64
First Cash Financial Services, Inc. 6.750%, 4/1/21	60	63
First Niagara Financial Group, Inc. 6.750%, 3/19/20(2)	130	144
FS Investment Corp. 4.250%, 1/15/20	130	132
Genworth Holdings, Inc. 4.900%, 8/15/23	90	80
GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/1/20	85	88
Guanay Finance, Ltd. 144A 6.000%, 12/15/20(3)	250	259
Health Care REIT, Inc. 4.000%, 6/1/25	65	65
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	40	39
Hertz Corp./The 6.250%, 10/15/22	111	113
Hospitality Properties Trust 4.500%, 3/15/25	125	123
ICICI Bank Ltd/Dubai 144A 4.800%, 5/22/19(2)(3)	200	214
iStar Financial, Inc. 5.000%, 7/1/19	110	108
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/21	65	61

	PAR VALUE	VALUE

Financials—continued
Nordea Bank AB 144A 4.250%, 9/21/22(2)(3)	$200	$206
PKO Finance AB (PKO Bank PL) 144A 4.630%, 9/26/22(2)(3)(6)	200	206
RHP Hotel Properties LP / RHP Finance Corp. 144A 5.000%, 4/15/23(3)	10	10
Select Income REIT 4.500%, 2/1/25	100	98
Springleaf Finance Corp. 5.250%, 12/15/19	125	126
TIAA Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(3)	110	112
Ventas Realty LP 4.125%, 1/15/26	80	80
Voya Financial, Inc. 5.650%, 5/15/53(4)	100	103
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	80	68

		4,324

Health Care—5.8%
AbbVie, Inc.
3.600%, 5/14/25	35	35
4.500%, 5/14/35	50	49
Alere, Inc. 144A 6.375%, 7/1/23(3)	50	52
Amsurg Corp. 5.625%, 7/15/22	60	62
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	100	102
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 144A 8.125%, 6/15/21(3)	50	52
Endo Finance LLC / Endo Finco, Inc. 144A 5.375%, 1/15/23(3)	80	81
HCA, Inc.
6.500%, 2/15/20	55	61
5.375%, 2/1/25	175	179
Hologic, Inc. 144A 5.250%, 7/15/22(3)	10	10
JLL/Delta Dutch Pledgeco BV PIK 144A 8.750%, 5/1/20(3)	60	62

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Health Care—continued
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 144A 4.875%, 4/15/20(3)	$5	$5
5.500%, 4/15/25(3)	5	5
Owens & Minor, Inc. 3.875%, 9/15/21	20	21
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	65	66
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(3)	95	97
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	109	111
Tenet Healthcare Corp.
4.750%, 6/1/20	75	78
8.125%, 4/1/22	65	73
Tenet Healthcare Corp. 144A 3.786%, 6/15/20(3)(4)	25	26
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(3)	50	51
7.250%, 7/15/22(3)	125	132
5.500%, 3/1/23(3)	35	36
5.875%, 5/15/23(3)	50	52
6.125%, 4/15/25(3)	40	42

		1,540

Industrials—7.7%
ADS Waste Holdings, Inc. 8.250%, 10/1/20	80	84
ADT Corp./The 6.250%, 10/15/21(2)	155	165
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(3)	70	67
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	142	145
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	35	34
American Airlines Pass Through Trust 14-1, B 4.375%, 10/1/22	238	240

	PAR VALUE	VALUE

Industrials—continued
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	$130	$106
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	120	125
10.750%, 8/15/23(3)	45	46
Building Materials Corp. of America 144A 5.375%, 11/15/24(3)	60	60
CEB, Inc. 144A 5.625%, 6/15/23(3)	45	45
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	35	34
9.250%, 3/1/21(3)	50	45
HD Supply, Inc. 144A 5.250%, 12/15/21(3)	150	155
Masco Corp. 5.950%, 3/15/22	115	127
NCI Building Systems, Inc. 144A 8.250%, 1/15/23(3)	75	80
Oshkosh Corp. 5.375%, 3/1/25	35	35
Penske Truck Leasing Co. LP / PTL Finance Corp. 144A 3.375%, 2/1/22(3)	35	34
TransDigm, Inc. 144A 6.500%, 5/15/25(3)	200	201
United Rentals North America, Inc. 5.500%, 7/15/25	110	106
US Airways 12-2 Class C Pass Through Trust 5.450%, 6/3/18	125	126

		2,060

Information Technology—3.0%
Blue Coat Holdings, Inc. 144A 8.375%, 6/1/23(3)	50	51
Dun & Bradstreet Corp./The 4.000%, 6/15/20	25	25
First Data Corp. 11.750%, 8/15/21	115	131
First Data Corp. 144A 8.250%, 1/15/21(3)	115	122
Flextronics International, Ltd. 144A 4.750%, 6/15/25(3)	20	20

	PAR VALUE	VALUE

Information Technology—continued
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	$85	$86
Juniper Networks, Inc. 3.300%, 6/15/20	15	15
KLA-Tencor Corp. 4.650%, 11/1/24	65	65
McGraw Hill Financial, Inc. 144A 4.000%, 6/15/25(3)	65	66
Project Homestake Merger Corp. 144A 8.875%, 3/1/23(3)	65	61
SunGard Data Systems, Inc. 6.625%, 11/1/19	90	93
Verisk Analytics, Inc. 4.000%, 6/15/25	60	59

		794

Materials—6.8%
Alpek SAB de CV 144A 5.375%, 8/8/23(2)(3)	200	210
Anglo American Capital PLC 144A 3.625%, 5/14/20(3)	200	194
ArcelorMittal
5.125%, 6/1/20	15	15
6.125%, 6/1/25	55	53
Berry Plastics Corp. 5.125%, 7/15/23	120	118
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II 144A 6.000%, 6/15/17(3)	150	150
Cascades, Inc. 144A 5.500%, 7/15/22(3)	125	121
Cemex SAB de CV 144A 7.250%, 1/15/21(2)(3)	200	214
FMG Resources August 2006 Property Ltd. 144A 8.250%, 11/1/19(3)	55	40
9.750%, 3/1/22(3)	25	23
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	200	203
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(2)(3)	200	208
Tronox Finance LLC 6.375%, 8/15/20	45	37

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Materials—continued
United States Steel Corp. 6.875%, 4/1/21	$50	$47
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	200	186

		1,819

Telecommunication Services—3.8%
Altice SA 144A 7.625%, 2/15/25(3)	200	197
AT&T, Inc. 3.000%, 6/30/22	25	24
CenturyLink, Inc. 5.625%, 4/1/20	85	87
Frontier Communi- cations Corp. 6.250%, 9/15/21	150	139
Level 3 Financing, Inc. 7.000%, 6/1/20	145	153
Sprint Communications, Inc. 6.000%, 11/15/22	175	154
T-Mobile USA, Inc. 6.125%, 1/15/22	120	126
Windstream Corp. 7.750%, 10/15/20	150	138

		1,018

Utilities—2.0%
AmeriGas Finance LLC / AmeriGas Finance Corp. 7.000%, 5/20/22	135	144
Calpine Corp. 5.375%, 1/15/23	79	78
Dynegy, Inc. 144A 7.375%, 11/1/22(3)	55	57
7.625%, 11/1/24(3)	30	31
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	100	115
NRG Yield Operating LLC 5.375%, 8/15/24	40	41
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	70	71

		537

TOTAL CORPORATE BONDS
(Identified Cost $18,100)		17,781

	PAR VALUE	VALUE

LOAN AGREEMENTS—12.0%

Consumer Discretionary—3.8%
Aristocrat Leisure Ltd. 4.750%, 10/20/21	$122	$123
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.), Term Loan B-7 6.500%, 1/28/18(7)	79	68
Caesars Entertainment Resort Properties LLC, Term Loan B 7.000%, 10/11/20	64	60
CBAC Borrower LLC, Term Loan B 8.250%, 7/2/20	100	93
CDS U.S. Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.), First Lien 6.250%, 7/8/22	36	36
Eldorado Resorts, Inc. 0.000%, 7/25/22(8)	25	25
Laureate Education, Inc. 5.000%, 6/15/18	65	61
Life Time Fitness, Inc. 4.250%, 6/10/22	49	49
Mohegan Tribal Gaming Authority Term Loan B 5.500%, 6/15/18	104	104
Peppermill Casinos, Inc., Term Loan B 7.250%, 11/9/18	124	125
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	128	129
TWCC Holding Corp., Second Lien 7.000%, 6/26/20	150	141

		1,014

Consumer Staples—0.6%
Albertson’s LLC Term Loan B-4-1 5.500%, 8/25/21(8)	101	101
Hostess Brands LLC, Second Lien 0.000%, 8/3/23(8)	48	49

		150

	PAR VALUE	VALUE

Energy—1.3%
Chelsea Petroleum Products I LLC 0.000%, 7/22/22(8)	$43	$43
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 6.000%, 3/31/21	124	97
Fieldwood Energy LLC, Second Lien 8.375%, 9/30/20	145	80
Jonah Energy LLC, Second Lien 7.500%, 5/12/21	155	141

		361

Financials—0.6%
Asurion LLC (fka Asurion Corp.), Second Lien 0.000%, 3/3/21(8)	18	18
Capital Automotive LP, Second Lien 6.000%, 4/30/20	40	41
Walter Investment Management Corp., Tranche B 4.750%, 12/18/20	114	109

		168

Health Care—1.5%
21St Century Oncology Holdings, Inc. 6.500%, 4/30/22	26	25
American Renal Holdings, Second Lien 8.500%, 3/20/20	100	100
Ardent Legacy Acquisitions, Inc. 0.000%, 7/20/21(8)	48	48
Ardent Medical Services, Inc. Second Lien 11.750%, 1/2/19	60	60
ConvaTec, Inc. 4.250%, 6/15/20	3	3
Inventiv Health, Inc. (fka Ventive Health, Inc.), Term Loan B-4 7.750%, 5/15/18	155	156

		392

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Industrials—0.7%
DynCorp International, Inc. 6.250%, 7/7/16	$79	$78
Sedgwick Claims Management Services, Inc. Second Lien 6.750%, 2/28/22	125	124

		202

Information Technology—2.6%
Applied Systems, Inc., Second Lien 7.500%, 1/24/22	96	97
Deltek, Inc., First Lien 5.000%, 6/25/22	2	2
Deltek, Inc., Second Lien 9.500%, 6/26/23	47	48
Epicor Software Corp. (fka Eagle Parent, Inc.), Term Loan B 4.750%, 6/1/22	48	48
Evergreen Skills Lux S.À R.L., First Lien 5.750%, 4/28/21	65	63
First Data Corp. 0.000%, 7/8/22(8)	29	29
Kronos, Inc., Second Lien 9.750%, 4/30/20	150	155
Mitchell International, Inc., Second Lien 8.500%, 10/11/21	150	150
Presidio, Inc. 5.250%, 2/2/22	66	66
Riverbed Technology, Inc. 6.000%, 4/25/22	30	30

		688

Materials—0.3%
Noranda Aluminum Acquisition Corp., Term Loan B 5.750%, 2/28/19	129	90

Telecommunication Services—0.6%
Global Tel*Link Corp., Second Lien 9.000%, 11/23/20	160	154

TOTAL LOAN AGREEMENTS
(Identified Cost $3,396)		3,219

	SHARES		VALUE

PREFERRED STOCK—0.7%

Financials—0.7%
Citigroup, Inc. 5.800%(4)	125	(9)	$126
JPMorgan Chase & Co. 5.300%(4)	25	(9)	25
SunTrust Banks, Inc. 5.625%(4)	30	(9)	30

			181

TOTAL PREFERRED STOCK
(Identified Cost $181)			181

AFFILIATED MUTUAL FUNDS—2.4%

Equity Funds—2.4%
Virtus Credit Opportunities Fund(10)	65,500		654

TOTAL AFFILIATED MUTUAL FUNDS
(Identified Cost $655)			654

	CONTRACTS

PURCHASED OPTIONS—0.1%

Call Options—0.0%
S&P 500 Index Expiring 08/07/15 Strike Price $2,225	90		—	(11)
S&P 500 Index Expiring 08/14/15 Strike Price $2,220	109		1

			1

Put Options—0.1%
S&P 500 Index Expiring 08/07/15 Strike Price $1,950	90		2
S&P 500 Index Expiring 08/14/15 Strike Price $1,995	109		17

			19

TOTAL PURCHASED OPTIONS
(Identified Cost $30)			20

TOTAL LONG TERM INVESTMENTS — 96.1%
(Identified Cost $26,251)			$25,740

SHARES		VALUE

SHORT-TERM INVESTMENTS—1.6%

Money Market Mutual Funds—1.6%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	430,317	$430

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $430)		430

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS — 97.7%
(Identified Cost $26,681)		26,170	(1)

CONTRACTS

WRITTEN OPTIONS—(0.2)%

Call Options—0.0%
S&P 500 Index Expiring 08/07/15 Strike Price $2,165	(90)	(2)
S&P 500 Index Expiring 08/14/15 Strike Price $2,170	(109)	(4)

		(6)

Put Options—(0.2)%
S&P 500 Index Expiring 08/07/15 Strike Price $2,010	(90)	(4)
S&P 500 Index Expiring 08/14/15 Strike Price $2,045	(109)	(50)

		(54)

TOTAL WRITTEN OPTIONS
(Proceeds $78)		(60	)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS — 97.5%
(Identified Cost $26,603)		$26,110
Other assets and liabilities, net — 2.5%		657

NET ASSETS — 100.0%		$26,767

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

Footnote Legend:

(1)    Federal Income Tax Information: For tax information at July 31, 2015, see the Notes to Schedule of Investments and Securities Sold Short.

(2)    All or a portion segregated as collateral for written options and over-the-counter credit default swaps.

(3)    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities amounted to a value of $11,583 or 43.3% of net assets.

(4)    Variable or step coupon security; interest rate shown reflects the rate in effect at July 31, 2015.

(5)    Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(6)    This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(7)    Security in default, interest payments are being received during the bankruptcy proceedings.

(8)    This loan will settle after July 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(9)    Amount shown is par value.

(10)  This fund is a public fund and the prospectus is publicly available.

(11)  Amount is less than $500.

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment in Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trusts
S&P	Standard & Poor’s

Country Weightings (Unaudited)†
United States	78%
Luxembourg	3
Canada	3
United Kingdom	3
Mexico	2
Sweden	2
Cayman Islands	1
Other	8
Total	100%
† % of total investments, net of written options, as of July 31, 2015

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Concluded)

JULY 31, 2015 (Unaudited)

($ are reported in thousands)

Over-the-counter credit default swap- sell protection(1) outstanding as of July 31, 2015 was as follows:

Reference Entity	Counterparty	Fixed Receive Rate	Expiration Date	Notional Amount(2)		Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)

iHeartCommunications, Inc.	JPMorgan Chase Bank N.A.	5%	12/20/16	100	USD	$(11)	$(7)	$(4)

Total						$(11)	$(7)	$(4)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset of which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**
iHeartCommunications, Inc. 2 Year CDS	$100	$ —	CCC+

*The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds collateral which can offset or reduce potential payments under a triggering event.

**The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

The following table provides a summary of inputs used to value the Fund’s investments as of July 31, 2015 (See Security Valuation Note 1B in the Notes to Schedule of Investments):

	Total Value at July 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$200	$—	$ 200	$—
Foreign Government Securities	326	—	326	—
Municipal Bonds	169	—	169	—
Mortgaged-Backed Securities	1,215	—	1,215	—
Asset-Backed Securities	1,975	—	1,975	—
Corporate Bonds	17,781	—	17,781	—
Loan Agreements	3,219	—	3,219	—
Equity Securities:
Preferred Stock	181	—	181	—
Affiliated Mutual Funds	654	654	—	—
Purchased Options	20	20	—	—
Short-Term Investments	430	430	—	—

Total Assets	26,170	1,104	25,066	—

Liabilities:
Written Options	(60)	(60)	—	—
Credit Default Swaps	(11)	—	(11)	—

Total Liabilities	$(71)	$(60)	$ (11)	$—

There were no transfers between level 1 and level 2 related to securities held at July 31, 2015.

There are no Level 3 (significant unobservable input) priced securities.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

July 31, 2015 (Unaudited)

Note 1. Significant Accounting Policies

Virtus Alternative Solutions Trust (the “Trust”) is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of the Schedules of Investments and Securities Sold Short. The preparation of the Schedules of Investments and Securities Sold Short in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and Securities Sold Short. Actual results could differ from those estimates, and those differences could be significant.

A. Basis of Consolidation

The accompanying consolidated Schedule of Investments and Securities Sold Short of Alternative Total Solution Fund include the account of VATS Offshore Fund, Ltd (the “Subsidiary”), which is a wholly-owned subsidiary of Alternative Total Solution Fund and is organized as a company under the laws of the Cayman Islands and primarily invests in commodity-related instruments. The Subsidiary is not registered under the 1940 Act. The Subsidiary enables Alternative Total Solution Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Alternative Total Solution Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is subject to the same investment policies and restrictions that apply to Alternative Total Solution Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

B. Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board, and convenes independently from portfolio management. All internally fair valued securities, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

●	Level 1 —	quoted prices in active markets for identical securities (security types generally include listed equities)

●	Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

July 31, 2015 (Unaudited)

securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments and Securities Sold Short for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Transactions on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

D. Short Sales

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund may receive rebate income or be charged a fee on borrowed securities which is under Interest expense on short sales on the Statements of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

E. Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade, and often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

F. Unfunded Commitments

The Funds may invest in floating rate loans. In connection with these investments, the Funds may also enter into unfunded corporate loan commitments (“commitments”). Commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, a Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of July 31, 2015, the Funds had the following unfunded loan commitments.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

July 31, 2015 (Unaudited)

	Unfunded Loan Commitment
Borrower	Alternative Income Solution Fund	Alternative Total Solution Fund
CCO Holdings, LLC	$35	$40
Charter Communications Operating, LLC	50	55
Charter Communications Operating, LLC	30	30

Note 2. Derivative Financial Instruments

A. Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized.

Alternative Income Solution Fund, Alternative Inflation Solution Fund, Alternative Total Solution Fund and Multi-Strategy Target Return Fund utilize futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks to each such Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs.

B. Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency. Alternative Income Solution Fund, Alternative Inflation Solution Fund, Alternative Total Solution Fund, Multi-Strategy Target Return Fund and Strategic Income Fund enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).

C. Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk in the normal course of pursuing its investment objectives.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Alternative Income Solution Fund, Alternative Inflation Solution Fund, Alternative Total Solution Fund and Multi-Strategy Target Return Fund use options contracts to hedge against market and idiosyncratic risk and to gain exposure to broad markets. Strategic Income Fund

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

July 31, 2015 (Unaudited)

($ reported in thousands)

pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield.

The Funds had transactions in written options during the period ended July 31, 2015 as follows:

	Alternative Total Solution Fund
	Numbers of Contracts	Premiums Received

Options outstanding at October 31, 2014	13	$ 1
Options written	1,576	207
Options closed	(460)	(62)
Options expired	(934)	(129)
Options exercised	(18)	(4)

Options outstanding at July 31, 2015	177	$ 13

	Multi-Strategy Target Return Fund
	Numbers of Contracts	Premiums Received

Options outstanding at October 31, 2014	—	$ —
Options written	59,615	456
Options closed	—	—
Options expired	—	—
Options exercised	—	—

Options outstanding at July 31, 2015	59,615	$456

	Strategic Income Fund
	Numbers of Contracts	Premiums Received

Options outstanding at October 31, 2014	362	$ 78
Options written	7,182	1,482
Options closed	(5,456)	(1,092)
Options expired	(1,690)	(390)
Options exercised	—	—

Options outstanding at July 31, 2015	398	$ 78

D. Swaps

Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and Securities Sold Short.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Securities deposited as margin are designated on the Schedules of Investments and cash deposited is recorded as cash pledged as collateral for swaps.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

July 31, 2015 (Unaudited)

($ reported in thousands)

accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

Strategic Income Fund may utilize both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Certain Funds may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).

Certain Funds may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.

During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

Alternative Total Solution Fund and Multi-Strategy Target Return Fund utilize total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing documents. Swap Baskets are entered into to implement custom index exposure in one convenient trading instrument.

Interest rate swaps – Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Certain Funds may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Multi-Strategy Target Return Fund uses interest rate swaps to gain exposure to interest rates or to hedge interest rate risk within its portfolio.

Inflation swaps – Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), while the other pays a compounded fixed rate. One factor that may lead to changes in the values of inflation swaps is a change in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap. Certain Funds may enter into inflation swaps to hedge the inflation risk associated with non-inflation indexed investments, thereby creating “synthetic” inflation-indexed investments.

Multi-Strategy Target Return Fund uses inflation swaps to hedge inflation risk within its portfolio or to gain exposure to the impact of inflation.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

July 31, 2015 (Unaudited)

($ reported in thousands)

Variance swaps – Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. Certain Funds may enter into variance swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets.

Multi-Strategy Target Return Fund uses variances swaps to capitalize on volatility in the equity markets.

	Fair Values of Derivative Financial Instruments as of July 31, 2015 Derivative Assets

	Alternative Income Solution Fund	Alternative Inflation Solution Fund		Alternative Total Solution Fund

Primary Risk	Value	Value		Value

Interest rate contracts	$ 5	$ 5		$ 39
Foreign currency exchange contracts	6	16		167
Equity contracts	—	—		65
Commodity contracts	—	—		203
Credit contracts	1	—	(a)	1

Total	$ 12	$ 21		$475

	Multi-Strategy Target Return Fund	Strategic Income Fund

Primary Risk	Value	Value

Interest rate contracts	$ 915	$ —
Foreign currency exchange contracts	488	—
Equity contracts	763	20
Commodity contracts	—	—
Credit contracts	—	—

Total	$2,166	$20

	Fair Values of Derivative Financial Instruments as of July 31, 2015 Derivative Liabilities

	Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund

Primary Risk	Value	Value	Value

Interest rate contracts	$ 7	$31	$ 36
Foreign currency exchange contracts	15	—	117
Equity contracts	—	—	52
Commodity contracts	—	—	95
Credit contracts	—	—	—

Total	$22	$31	$300

	Multi-Strategy Target Return Fund	Strategic Income Fund

Primary Risk	Value	Value

Interest rate contracts	$ 286	$ —
Foreign currency exchange contracts	471	—
Equity contracts	246	60
Commodity contracts	—	—
Credit contracts	—	11

Total	$1,003	$71

(a)	Amount is less than $500.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

July 31, 2015 (Unaudited)

($ reported in thousands)

The derivative investments held as of July 31, 2015 as disclosed in the Schedule of Investments and Securities Sold Short serve as indicators of the volume of derivative activity for each applicable Fund for the period ended July 31, 2015.

E. Derivative Risks

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Note 3. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 4. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments and Securities Sold Short where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Continued)

July 31, 2015 (Unaudited)

($ reported in thousands)

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At July 31, 2015, the Funds did not hold any securities that were both illiquid and restricted.

Note 5. Federal Income Tax Information

At July 31, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost (Proceeds)	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alternative Income Solution Fund - Investments	$44,245	$947	$(3,177)	$(2,230)
Alternative Income Solution Fund - Short Sales	(875)	26	(16)	10
Alternative Inflation Solution Fund - Investments	32,180	937	(1,741)	(804)
Alternative Inflation Solution Fund - Short Sales	(818)	23	(18)	5
Alternative Total Solution Fund - Investments	102,925	1,713	(4,029)	(2,316)
Alternative Total Solution Fund - Short Sales and Written Options	(10,077)	390	(192)	198
Credit Opportunities Fund - Investments	103,650	174	(420)	(246)
Multi-Strategy Target Return Fund - Investments	48,298	167	(241)	(74)
Multi-Strategy Target Return Fund - Written Options	(456)	18	(18)	—
Strategic Income Fund - Investments	26,681	202	(713)	(511)
Strategic Income Fund - Written Options	(78)	33	(15)	18

Note 6. Subsequent Event Evaluation

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments and Securities Sold Short and Notes to the Schedules of Investments and Securities Sold Short were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments and Securities Sold Short and Notes to the Schedules of Investments and Securities Sold Short.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/28/15

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer
and Treasurer
(principal financial and accounting officer)

Date 9/28/15

*	Print the name and title of each signing officer under his or her signature.